                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Bond Fund

 Schedule of Investments 3/31/2017 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE PREFERRED STOCKS - 0.6%

 Banks - 0.6%

 Diversified Banks - 0.6%

 6,255

 Bank of America Corp., 7.25%, (Perpetual)

 $

 7,475,100

 14,261

 Wells Fargo & Co., 7.5% (Perpetual)

 17,683,640

 $

 25,158,740

 Total Banks

 $

 25,158,740

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $23,351,289)

 $

 25,158,740

 ASSET BACKED SECURITIES - 4.5%

 1,211,791

 1.14

 321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)

 $

 1,150,639

 216,789

 Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)

 216,992

 500,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 503,293

 1,250,000

 2.66

 American Homes 4 Rent 2014-SFR1 REMICS, Floating Rate Note, 6/17/31 (144A)

 1,248,648

 2,200,000

 2.26

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 2,195,486

 2,800,000

 American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)

 2,901,725

 700,000

 American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)

 735,547

 1,300,000

 American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)

 1,302,421

 2,600,000

 Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 2,546,793

 2,200,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 2,215,479

 1,300,000

 Ascentium Equipment Receivables 2016-2 Trust, 4.2%, 9/10/22 (144A)

 1,324,555

 699,990

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 669,846

 3,458,272

 B2R Mortgage Trust 2015-1, 2.524%, 5/15/48 (144A)

 3,414,672

 111,464

 1.73

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 111,146

 4,986,016

 Bayview Opportunity Master Fund IVa Trust 2016-SPL1, 4.0%, 4/28/55 (144A)

 5,107,911

 7,054,340

 4.00

 Bayview Opportunity Master Fund IVb Trust 2016-SPL2, Floating Rate Note, 6/28/53 (144A)

 7,232,956

 9,485,000

 Bayview Opportunity Master Fund Trust, 4.0%, 10/28/64

 9,806,117

 1,650,000

 BCC Funding Corp X, 3.622%, 11/20/20 (144A)

 1,655,660

 700,162

 1.73

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 696,203

 470,464

 1.47

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 462,389

 1,801,678

 BXG Receivables Note Trust 2015-A, 2.88%, 5/2/30 (144A)

 1,786,276

 1,600,000

 2.58

 Chesapeake Funding LLC, Floating Rate Note, 2/8/27 (144A)

 1,571,677

 400,000

 2.03

 Chesapeake Funding LLC, Floating Rate Note, 3/9/26 (144A)

 393,412

 1,400,000

 CIT Equipment Collateral 2014-VT1, 2.65%, 10/20/22 (144A)

 1,401,965

 287,118

 1.73

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 286,206

 1,139,800

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 1,130,524

 5,209,668

 Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)

 5,181,030

 2,400,000

 Colony American Finance 2016-2, Ltd., 5.028%, 11/15/48 (Step) (144A)

 2,340,644

 1,000,000

 3.06

 Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)

 999,998

 3,200,000

 2.76

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 3,199,996

 2,043,927

 Conn's Receivables Funding 2016-B LLC, 3.73%, 10/15/18 (144A)

 2,049,604

 18,198

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 18,198

 1,500,000

 Credit Acceptance Auto Loan Trust 2016-2, 4.29%, 11/15/24 (144A)

 1,537,372

 221,430

 1.08

 Credit-Based Asset Servicing & Securitization LLC, Floating Rate Note, 7/25/36

 221,605

 1,248,776

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 1,239,410

 348,854

 2.03

 CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34

 348,675

 490,000

 DB Master Finance LLC 2015-1, 3.98%, 2/20/45 (144A)

 497,998

 364,434

 Diamond Resorts Owner Trust 2015-1, 3.17%, 7/20/27 (144A)

 364,834

 3,530,313

 Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)

 3,531,845

 1,792,184

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 1,815,542

 1,607,855

 2.78

 DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)

 1,641,487

 675,973

 3.87

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 680,253

 2,000,000

 DT Auto Owner Trust 2015-1, 4.26%, 2/15/22 (144A)

 2,043,146

 1,300,000

 Engs Commercial Finance Trust 2016-1, 3.45%, 3/22/22 (144A)

 1,272,118

 1,900,000

 Engs Commercial Finance Trust 2016-1, 5.22%, 1/22/24 (144A)

 1,858,952

 6,317,613

 1.23

 Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36

 6,209,620

 2,100,000

 First Investors Auto Owner Trust 2014-3, 2.97%, 11/16/20 (144A)

 2,116,088

 510,000

 First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)

 514,745

 434,783

 GMAT 2013-1 Trust, 6.9669%, 8/25/53 (Step)

 435,417

 1,900,000

 Green Tree Agency Advance Funding Trust I, 4.0575%, 10/15/48 (144A)

 1,885,313

 249,110

 1.73

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 248,010

 1,039,861

 2.33

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,008,061

 368,694

 1.28

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 364,801

 2,290,181

 Hercules Capital Funding Trust 2014-1, 3.524%, 4/16/21 (144A)

 2,294,475

 2,897,500

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 2,652,586

 500,000

 1.27

 Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35

 491,898

 67,519

 1.36

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 67,489

 790,172

 1.35

 Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35

 780,258

 1,287,194

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 1,168,325

 278,046

 Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)

 252,676

 1,661,823

 2.11

 Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)

 1,662,414

 222,779

 2.48

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 220,638

 507,337

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 510,446

 3,550,000

 Kabbage Funding LLC, 4.571%, 3/15/22

 3,609,304

 850,000

 LEAF Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)

 842,119

 1,200,000

 Leaf Receivables Funding 11 LLC, 4.89%, 1/15/23 (144A)

 1,187,455

 131,778

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.01%, 5/15/41

 132,299

 949,015

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 949,912

 303,209

 1.13

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 302,980

 1,000,000

 6.48

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 981,128

 879,312

 1.48

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 875,393

 6,400,000

 New Residential Mortgage Loan Trust 2017-1, 4.0%, 2/25/57

 6,599,843

 1,050,000

 NextGear Floorplan Master Owner Trust, 1.92%, 10/15/19 (144A)

 1,051,081

 1,000,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 998,913

 1,200,000

 2.01

 NextGear Floorplan Master Owner Trust, Floating Rate Note, 9/15/21 (144A)

 1,201,284

 172,791

 2.43

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 171,936

 1,000,000

 Ocwen Master Advance Receivables Trust, 2.5207%, 8/17/48 (144A)

 995,318

 1,500,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 1,515,863

 1,600,000

 Oportun Funding III LLC, 3.69%, 7/8/21 (144A)

 1,603,468

 2,100,000

 Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)

 2,079,007

 1,000,000

 1.62

 PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)

 998,676

 628,732

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)

 624,701

 775,000

 Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)

 776,948

 2,000,000

 Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)

 1,999,655

 347,152

 1.23

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 344,880

 2,082,965

 SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)

 2,076,718

 95,300

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 95,215

 3,360,000

 2.96

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,355,984

 186,365

 Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)

 185,781

 600,000

 Skopos Auto Receivables Trust 2015-1, 5.43%, 12/15/23 (144A)

 603,448

 216,090

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 229,028

 290,394

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 305,103

 336,819

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 355,494

 430,942

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 466,594

 326,458

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 356,455

 96,255

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 105,671

 410,646

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 458,859

 89,908

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 96,240

 264,731

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 295,935

 6,975,000

 3.87

 Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)

 6,912,930

 3,300,000

 Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)

 3,238,519

 1,386,583

 STORE Master Funding I LLC, 3.75%, 4/20/45 (144A)

 1,365,721

 1,951,934

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,013,167

 268,423

 1.18

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 266,344

 21,826

 Structured Asset Securities Corp., 5.27%, 10/25/34 (Step)

 22,418

 319,301

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 319,259

 306,136

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 303,011

 1,379,066

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.26762%, 9/25/36 (Step)

 1,395,701

 800,000

 3.02

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 799,142

 12,881,405

 Twod Point Mortgage Trust, 3.5%, 3/25/54

 13,081,470

 4,000,000

 Twod Point Mortgage Trust, 4.28%, 3/25/54

 3,901,628

 1,725,364

 United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)

 1,729,132

 745,357

 VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)

 743,000

 1,993,697

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 2,001,122

 1,320,256

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 1,323,448

 1,853,806

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 1,862,119

 1,249,922

 Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)

 1,244,207

 1,306,483

 Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)

 1,310,279

 3,120,210

 Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)

 3,134,106

 2,000,000

 Westgate Resorts, 3.05%, 12/20/30

 1,997,500

 1,000,000

 Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)

 1,007,108

 1,000,000

 Westlake Automobile Receivables Trust 2016-1, 3.29%, 9/15/21 (144A)

 1,012,115

 3,072,515

 3.50

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 3,092,920

 TOTAL ASSET BACKED SECURITIES

 (Cost $198,989,136)

 $

 198,699,559

 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3%

 326,586

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 $

 325,828

 2,809,271

 4.00

 Agate Bay Mortgage Loan Trust, Floating Rate Note, 7/25/44

 2,890,476

 7,102,504

 3.61

 Agate Bay Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 6,952,140

 1,778,984

 3.90

 Agate Bay Mortgage Trust 2014-1 REMICS, Floating Rate Note, 7/25/44 (144A)

 1,744,639

 4,991,808

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 5,024,959

 3,043,377

 3.50

 Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/27/45 (144A)

 3,075,475

 3,858,724

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 3,884,350

 5,029,753

 3.63

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 4,552,304

 6,595,684

 3.50

 Agate Bay Mortgage Trust 2015-7, Floating Rate Note, 10/25/45 (144A)

 6,721,312

 3,832,273

 3.50

 Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)

 3,901,434

 161,645

 1.43

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 133,019

 5,000,000

 2.52

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)

 4,950,402

 2,580,000

 3.11

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 2,588,407

 1,600,000

 2.86

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 1,611,107

 1,980,000

 2.91

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)

 1,963,764

 4,200,000

 2.62

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)

 4,195,911

 2,676,046

 3.04

 BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)

 2,674,705

 1,900,000

 5.96

 Banc of America Commercial Mortgage Trust 2007-4, Floating Rate Note, 2/10/51 (144A)

 1,888,567

 573,214

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 586,894

 6,633,280

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)

 7

 753,639

 2.73

 Bayview Opportunity Master Fund IVb Trust 2016-CRT1, Floating Rate Note, 10/27/27 (144A)

 753,543

 867,122

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 865,724

 2,156,810

 5.48

 Bellemeade Re II, Ltd., Floating Rate Note, 4/25/26 (144A)

 2,162,966

 500,000

 2.26

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 497,670

 2,210,000

 2.86

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 2,215,553

 3,250,000

 CCRESG Commercial Mortgage Trust 2016-HEAT, 3.357%, 4/10/29 (144A)

 3,261,219

 4,000,000

 3.41

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 4,016,852

 16,532,543

 3.75

 Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)

 16,515,896

 290,614

 3.37

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 293,337

 5,000,000

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47

 5,183,249

 1,091,286

 3.50

 Citigroup Mortgage Loan Trust 2013-J1, Floating Rate Note, 10/25/43 (144A)

 1,086,185

 10,942,035

 3.75

 Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)

 11,187,653

 2,400,000

 Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)

 2,448,383

 2,100,000

 3.26

 Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)

 2,106,571

 2,100,000

 2.66

 Colony Starwood Homes 2016-2 Trust, Floating Rate Note, 12/19/33 (144A)

 2,106,649

 450,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 469,434

 915,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 920,689

 5,000,000

 5.17

 COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)

 5,301,863

 1,900,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 1,923,087

 7,325,000

 4.51

 COMM 2014-CCRE20 Mortgage Trust, Floating Rate Note, 11/10/47

 7,194,168

 3,800,000

 3.06

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)

 3,774,779

 4,500,000

 4.78

 COMM 2014-UBS3 Mortgage Trust, Floating Rate Note, 6/12/47

 4,340,094

 4,100,000

 COMM 2014-UBS4 Mortgage Trust, 3.42%, 8/10/47

 4,164,265

 1,750,000

 3.68

 COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)

 1,737,607

 3,104,000

 4.55

 COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48

 3,275,029

 3,375,000

 COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48

 3,461,935

 4,225,000

 COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53

 4,371,697

 3,850,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 3,874,530

 111,315

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 112,515

 5,700,000

 4.54

 CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48

 5,723,301

 2,090,000

 CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49

 2,053,603

 2,700,000

 3.16

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 2,697,447

 10,313,189

 3.50

 CSMC Trust 2013-6, Floating Rate Note, 8/25/43 (144A)

 10,404,239

 4,669,794

 3.50

 CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)

 4,700,806

 5,259,417

 3.59

 CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)

 5,103,372

 5,909,083

 1.55

 CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)

 5,573,602

 2,637,333

 1.55

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 2,536,148

 3,276,530

 3.46

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 3,222,678

 3,818,978

 3.46

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 3,626,961

 2,219,789

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 2,218,984

 1,507,602

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 1,506,189

 3,366,274

 3.50

 CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)

 3,380,214

 1,743,145

 3.00

 CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)

 1,738,132

 1,820,600

 3.00

 CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)

 1,816,618

 5,362,835

 3.93

 CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)

 4,951,025

 5,615,975

 3.50

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 5,580,330

 2,874,511

 4.01

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 2,837,417

 11,444,919

 CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)

 11,268,429

 4,683,991

 CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)

 4,678,138

 3,254,048

 CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)

 3,280,743

 2,788,422

 3.88

 CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)

 2,662,892

 8,871,760

 3.50

 CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)

 8,930,677

 38,545

 3.91

 CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)

 36,542

 4,316,541

 3.50

 CSMLT 2015-2 Trust, Floating Rate Note, 8/28/45 (144A)

 4,345,207

 4,390,000

 DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49

 4,262,462

 3,819,426

 3.48

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 3,769,082

 69,858

 1.17

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20

 70,188

 722,783

 3.78

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 766,052

 916

 Federal National Mortgage Association REMICS, 10.3%, 4/25/19

 966

 1,359,913

 Federal National Mortgage Association REMICS, 3.0%, 6/25/23

 1,394,714

 425,604

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 451,723

 3,376,075

 Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45

 3,381,666

 890,000

 5.20

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 960,946

 5,380,000

 4.77

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 5,499,674

 1,250,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,285,081

 2,726,530

 4.79

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 2,646,119

 3,790,415

 3.36

 FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)

 3,775,595

 2,010,000

 3.82

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 2,059,185

 4,630,000

 3.38

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 4,704,503

 836,758

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 818,665

 6,335,000

 GMRF Mortgage Acquisition Co., 3.5%, 7/25/56

 6,401,815

 789,554

 Government National Mortgage Association REMICS, 3.25%, 4/16/27

 810,849

 1,014,927

 Government National Mortgage Association, 3.0%, 4/20/41

 1,038,478

 963,138

 Government National Mortgage Association, 5.25%, 8/16/35

 1,045,346

 1,823,466

 4.68

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 1,929,180

 70,210,864

 0.80

 Government National Mortgage Association, Floating Rate Note, 10/16/58

 6,292,494

 2,800,000

 GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/5/31 (144A)

 2,842,150

 1,250,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,296,586

 1,000,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 1,016,143

 2,100,000

 2.61

 Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)

 2,105,253

 9,550,000

 1.88

 Impac Secured Assets Corp., 11/25/34

 9,353,579

 330,936

 1.07

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 328,784

 1,122,542

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,133,982

 1,137,447

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 1,209,380

 1,200,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 1,235,685

 4,555,234

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9, 2.84%, 12/15/47

 4,572,018

 4,600,000

 2.86

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 4,622,966

 2,200,000

 3.11

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)

 2,179,825

 900,000

 3.01

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 890,033

 1,260,000

 2.26

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 1,264,531

 4,000,000

 3.66

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 4,024,973

 176,131

 2.99

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 175,194

 342,064

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 349,803

 5,015,218

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 4,846,445

 11,619,206

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 11,508,463

 1,590,575

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 1,615,147

 3,545,884

 3.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 3,473,746

 933,887

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 941,840

 4,889,426

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 4,931,065

 3,036,900

 3.75

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 2,895,438

 1,030,632

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 1,037,481

 3,163,983

 3.75

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 3,040,549

 6,163,802

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 6,196,550

 5,272,263

 3.40

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 5,300,973

 1,254,295

 3.42

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 1,186,084

 3,738,626

 3.00

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 3,770,172

 2,123,207

 3.01

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 2,017,413

 5,658,463

 4.07

 JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)

 5,816,407

 6,946,635

 3.50

 JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)

 7,005,792

 10,962,256

 JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)

 11,055,610

 4,227,418

 3.90

 JP Morgan Mortgage Trust 2016-1, Floating Rate Note, 5/25/46 (144A)

 4,195,490

 11,319,787

 JP Morgan Mortgage Trust 2016-2, 2.690842%, 6/25/46 (144A)

 11,243,590

 13,010,536

 3.00

 JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)

 13,079,661

 9,720,017

 3.50

 JP Morgan Mortgage Trust 2016-4, Floating Rate Note, 10/25/46 (144A)

 9,895,434

 7,285,194

 3.50

 JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)

 7,347,235

 9,000,000

 3.50

 JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)

 8,990,586

 11,950,824

 2.60

 JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)

 11,912,621

 7,440,052

 2.62

 JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/25/44 (144A)

 7,373,462

 3,819,684

 3.00

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 3,798,412

 3,219,398

 3.70

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 3,247,762

 4,400,004

 3.70

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 4,181,267

 3,762,663

 3.50

 JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)

 3,794,705

 4,050,000

 JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47

 4,198,887

 2,000,000

 3.10

 JPMDB Commercial Mortgage Securities Trust 2016-C4, Floating Rate Note, 12/15/49 (144A)

 1,456,068

 2,172,855

 La Hipotecaria El Salvadorian Mortgage Trust 2016-1, 3.3575%, 1/15/46 (144A)

 2,173,704

 1,329,234

 2.25

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,372,434

 3,546,997

 3.01

 La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)

 3,569,166

 3,690,000

 3.23

 LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)

 3,654,317

 653,795

 2.78

 LSTAR Securities Investment, Ltd. 2016-1, Floating Rate Note, 1/1/21 (144A)

 645,853

 2,466,327

 2.78

 LSTAR Securities Investment, Ltd. 2016-3, Floating Rate Note, 9/1/21 (144A)

 2,447,829

 1,477,848

 2.78

 LSTAR Securities Investment, Ltd. 2017-2, Floating Rate Note, 2/1/22 (144A)

 1,461,370

 2,558,079

 MarketPlace Loan Trust, 4.5%, 1/15/21

 2,570,869

 572,844

 1.35

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 546,304

 1,202,874

 1.54

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 1,134,239

 5,750,000

 Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, 2.858%, 11/15/45

 5,810,442

 9,231,000

 Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31, 3.527%, 10/15/26

 9,272,755

 4,018,012

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 4,058,446

 5,309,000

 Morgan Stanley Capital I Trust 2016-UBS12, 3.596%, 12/15/49

 5,439,448

 6,608,166

 3.75

 New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)

 6,741,361

 5,195,044

 3.75

 New Residential Mortgage Loan Trust 2015-2, Floating Rate Note, 8/25/55 (144A)

 5,232,585

 5,171,589

 3.75

 New Residential Mortgage Loan Trust, Floating Rate Note, 11/26/35

 5,225,564

 4,593,370

 3.31

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,379,055

 6,603,546

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 6,580,850

 6,063,873

 3.31

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 5,823,984

 1,500,000

 1.95

 Pepper Residential Securities Trust, Floating Rate Note, 8/12/58

 1,500,000

 5,043,895

 3.57

 PMT Loan Trust 2013-J1, Floating Rate Note, 9/25/43 (144A)

 4,781,593

 274,954

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 276,788

 106,548

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 106,720

 1,450,042

 2.51

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 1,337,084

 143,715

 RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)

 143,747

 12,356,613

 Seasoned Credit Risk Transfer Trust Series 2016-1, 3.0%, 9/25/55

 12,230,172

 4,784,760

 3.50

 Sequoia Mortgage Trust 2012-2, Floating Rate Note, 4/25/42

 4,777,392

 3,618,350

 1.81

 Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42

 3,341,050

 4,147,609

 3.65

 Sequoia Mortgage Trust 2013-1, Floating Rate Note, 2/25/43

 4,039,817

 6,750,724

 3.57

 Sequoia Mortgage Trust 2013-10, Floating Rate Note, 8/25/43 (144A)

 6,677,010

 2,016,475

 1.87

 Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43

 1,922,427

 6,562,648

 2.33

 Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43

 6,272,251

 1,312,205

 1.55

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 1,275,418

 6,023,063

 3.49

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 5,986,042

 5,064,261

 2.50

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 4,853,975

 2,172,090

 3.00

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 2,136,794

 7,029,429

 2.50

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43

 6,728,218

 10,008,478

 2.50

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 9,393,387

 3,187,216

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 3,127,456

 433,900

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 415,696

 9,843,994

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 9,672,620

 1,349,119

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 1,341,214

 671,296

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 665,523

 4,728,074

 3.00

 Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 4,597,933

 8,694,569

 3.50

 Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)

 8,752,309

 3,799,919

 3.72

 Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)

 3,628,578

 8,330,157

 3.00

 Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)

 8,395,241

 4,917,307

 3.50

 Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)

 4,892,470

 3,931,117

 3.77

 Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)

 3,778,011

 10,579,139

 3.50

 Sequoia Mortgage Trust 2017-2, Floating Rate Note, 3/25/47 (144A)

 10,649,395

 8,400,000

 3.50

 Sequoia Mortgage Trust 2017-3, Floating Rate Note, 4/25/47

 8,477,438

 151,254

 3.00

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 148,797

 3,502,734

 3.50

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 3,532,126

 7,144,545

 3.00

 Shellpoint Co-Originator Trust 2016-1, Floating Rate Note, 10/25/31 (144A)

 7,180,271

 7,250,000

 3.50

 Shellpoint Co-Originator Trust, Floating Rate Note, 4/25/44

 7,247,734

 3,127,156

 3.00

 Sofi Mortgage Trust 2016-1, Floating Rate Note, 11/25/46 (144A)

 3,026,989

 429,663

 1.08

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 340,624

 1,852,671

 3.20

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 1,866,247

 390,433

 Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32

 414,792

 728,914

 Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35

 749,488

 1,095,462

 Wells Fargo Commercial Mortgage Trust 2010-C1, 3.349%, 11/18/43 (144A)

 1,118,461

 4,500,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50

 4,679,656

 5,300,000

 2.76

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)

 5,302,325

 3,810,000

 Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57

 3,902,314

 1,106,615

 3.73

 Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)

 1,111,887

 1,920,567

 3.83

 Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)

 1,930,158

 3,900,000

 4.35

 WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)

 3,555,892

 6,200,000

 WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46

 6,616,050

 443,318

 3.50

 WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)

 445,985

 8,388,514

 3.91

 WinWater Mortgage Loan Trust 2015-2, Floating Rate Note, 2/20/45 (144A)

 7,928,169

 4,727,607

 3.50

 WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)

 4,759,003

 8,868,849

 3.50

 WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)

 8,934,399

 6,546,448

 3.50

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 6,534,687

 4,767,643

 3.80

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 4,784,516

 4,522,600

 3.80

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 4,275,722

 3,724,781

 3.50

 WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)

 3,754,173

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $856,683,628)

 $

 845,937,368

 CORPORATE BONDS - 35.4%

 Energy - 4.3%

 Oil & Gas Drilling - 0.2%

 6,185,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 $

 5,551,038

 3,605,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 2,775,850

 $

 8,326,888

 Oil & Gas Equipment & Services - 0.1%

 2,250,000

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 2,831,416

 Integrated Oil & Gas - 0.7%

 6,360,000

 BP Capital Markets Plc, 3.062%, 3/17/22

 $

 6,447,679

 5,965,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 5,684,048

 3,525,000

 Petroleos Mexicanos, 6.5%, 3/13/27 (144A)

 3,792,019

 4,750,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 5,016,185

 10,050,000

 Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)

 10,004,787

 $

 30,944,718

 Oil & Gas Exploration & Production - 0.4%

 6,585,000

 Canadian Natural Resources, Ltd., 6.25%, 3/15/38

 $

 7,537,527

 2,830,000

 Canadian Natural Resources, Ltd., 6.75%, 2/1/39

 3,304,916

 5,275,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 5,496,334

 2,360,000

 Newfield Exploration Co., 5.375%, 1/1/26

 2,464,784

 1,400,000

 Newfield Exploration Co., 5.625%, 7/1/24

 1,475,250

 $

 20,278,811

 Oil & Gas Refining & Marketing - 0.4%

 5,827,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 5,896,522

 1,800,000

 EnLink Midstream Partners LP, 4.85%, 7/15/26

 1,857,388

 3,800,000

 Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)

 4,552,423

 3,180,000

 Valero Energy Corp., 6.625%, 6/15/37

 3,763,921

 2,890,000

 Valero Energy Corp., 9.375%, 3/15/19

 3,285,965

 $

 19,356,219

 Oil & Gas Storage & Transportation - 2.5%

 10,945,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 11,526,245

 2,575,000

 Boardwalk Pipelines LP, 5.95%, 6/1/26

 2,851,478

 2,900,000

 DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)

 3,255,250

 8,585,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 10,469,244

 3,275,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 3,479,688

 4,675,000

 Kinder Morgan Energy Partners LP, 4.25%, 9/1/24

 4,733,746

 8,235,000

 Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46

 7,993,879

 7,335,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 7,494,522

 3,875,000

 MPLX LP, 4.875%, 12/1/24

 4,076,256

 1,720,000

 MPLX LP, 4.875%, 6/1/25

 1,801,666

 3,875,000

 MPLX LP, 5.5%, 2/15/23

 3,995,125

 9,165,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 9,440,839

 5,300,000

 Plains All American Pipeline LP, 4.7%, 6/15/44

 4,796,511

 10,675,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)

 11,158,972

 2,475,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 2,581,425

 1,500,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,584,183

 786,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 817,026

 2,475,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,908,125

 5,115,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 5,120,243

 8,230,000

 Williams Partners LP, 5.1%, 9/15/45

 8,161,041

 $

 108,245,464

 Total Energy

 $

 189,983,516

 Materials - 1.1%

 Diversified Chemicals - 0.1%

 7,180,000

 CF Industries, Inc., 5.375%, 3/15/44

 $

 6,264,550

 Fertilizers & Agricultural Chemicals - 0.3%

 2,800,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 2,682,996

 10,800,000

 Agrium, Inc., 5.25%, 1/15/45

 11,716,348

 $

 14,399,344

 Construction Materials - 0.3%

 10,600,000

 CRH America, Inc., 3.875%, 5/18/25 (144A)

 $

 10,876,808

 Metal & Glass Containers - 0.1%

 2,275,000

 Ball Corp., 4.0%, 11/15/23

 $

 2,277,844

 Paper Packaging - 0.1%

 1,275,000

 International Paper Co., 4.0%, 6/15/44

 $

 1,269,542

 2,575,000

 International Paper Co., 6.0%, 11/15/41

 2,981,026

 $

 4,250,568

 Diversified Metals & Mining - 0.0% †

 1,375,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 $

 1,378,438

 Copper - 0.1%

 1,850,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 $

 1,701,297

 1,650,000

 Freeport-McMoRan, Inc., 4.55%, 11/14/24

 1,536,562

 $

 3,237,859

 Steel - 0.1%

 3,550,000

 Commercial Metals Co., 4.875%, 5/15/23

 $

 3,621,000

 Total Materials

 $

 46,306,411

 Capital Goods - 2.1%

 Aerospace & Defense - 1.2%

 3,625,000

 Embraer Netherlands Finance BV, 5.4%, 2/1/27

 $

 3,739,115

 7,472,000

 L3 Technologies, Inc., 3.95%, 5/28/24

 7,697,415

 7,680,000

 Lockheed Martin Corp., 3.1%, 1/15/23

 7,785,062

 13,470,000

 Rockwell Collins, 3.2%, 3/15/24*

 13,454,617

 7,855,000

 Spirit AeroSystems, Inc., 3.85%, 6/15/26

 7,837,868

 10,344,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 10,341,073

 $

 50,855,150

 Building Products - 0.7%

 7,680,000

 Fortune Brands Home & Security, Inc., 3.0%, 6/15/20

 $

 7,773,266

 8,595,000

 Masco Corp., 4.375%, 4/1/26

 8,932,010

 1,050,000

 Masco Corp., 4.45%, 4/1/25

 1,095,927

 825,000

 Masco Corp., 5.95%, 3/15/22

 926,586

 5,675,000

 Owens Corning, 3.4%, 8/15/26

 5,495,738

 5,150,000

 Owens Corning, 4.2%, 12/1/24

 5,305,885

 $

 29,529,412

 Construction & Engineering - 0.0% †

 1,368,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 $

 1,374,840

 Industrial Conglomerates - 0.1%

 1,392,000

 General Electric Co., 5.3%, 2/11/21

 $

 1,541,406

 2,950,000

 Tyco Electronics Group SA, 6.55%, 10/1/17

 3,021,714

 $

 4,563,120

 Trading Companies & Distributors - 0.1%

 5,660,000

 GATX Corp., 6.0%, 2/15/18

 $

 5,858,609

 Total Capital Goods

 $

 92,181,131

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.1%

 2,678,000

 Republic Services, Inc., 2.9%, 7/1/26

 $

 2,587,213

 Research & Consulting Services - 0.1%

 5,942,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 6,452,840

 Total Commercial Services & Supplies

 $

 9,040,053

 Transportation - 1.1%

 Airlines - 0.1%

 2,475,000

 Delta Airlines, 2.875%, 3/13/20

 $

 2,495,037

 Railroads - 0.8%

 14,485,000

 Burlington Northern Santa Fe LLC, 4.15%, 4/1/45

 $

 14,465,909

 6,650,000

 TTX Co., 3.6%, 1/15/25 (144A)

 6,715,709

 3,250,000

 TTX Co., 4.2%, 7/1/46 (144A)

 3,082,472

 13,215,000

 Union Pacific Corp., 3.375%, 2/1/35

 12,743,687

 $

 37,007,777

 Highways & Railtracks - 0.2%

 3,950,000

 ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)

 $

 3,783,733

 1,300,000

 ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)

 1,303,722

 4,600,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 4,398,161

 $

 9,485,616

 Total Transportation

 $

 48,988,430

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.7%

 4,975,000

 Ford Motor Credit Co LLC, 2.24%, 6/15/18

 $

 4,991,990

 6,425,000

 Ford Motor Credit Co LLC, 3.219%, 1/9/22

 6,464,308

 8,230,000

 Ford Motor Credit Co LLC, 4.389%, 1/8/26

 8,405,785

 10,045,000

 Toyota Motor Credit Corp., 2.125%, 7/18/19

 10,124,727

 $

 29,986,810

 Total Automobiles & Components

 $

 29,986,810

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 5,120,000

 Lennar Corp., 4.75%, 4/1/21

 $

 5,337,600

 Total Consumer Durables & Apparel

 $

 5,337,600

 Consumer Services - 0.1%

 Education Services - 0.1%

 2,600,000

 President & Fellows of Harvard College, 2.3%, 10/1/23

 $

 2,553,382

 3,550,000

 Tufts University, 5.017%, 4/15/12

 3,555,030

 $

 6,108,412

 Total Consumer Services

 $

 6,108,412

 Media - 0.8%

 Cable & Satellite - 0.6%

 8,845,000

 Charter Communications Operating LLC, 6.384%, 10/23/35

 $

 10,054,571

 10,310,000

 Comcast Corp., 5.65%, 6/15/35

 12,211,628

 650,000

 Time Warner Cable LLC, 6.55%, 5/1/37

 745,350

 3,450,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 3,583,688

 $

 26,595,237

 Movies & Entertainment - 0.2%

 8,300,000

 Time Warner, Inc., 4.7%, 1/15/21

 $

 8,898,073

 Total Media

 $

 35,493,310

 Retailing - 0.7%

 Internet Retail - 0.5%

 5,900,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 6,175,972

 950,000

 Expedia, Inc., 5.0%, 2/15/26

 1,015,308

 3,800,000

 Expedia, Inc., 5.95%, 8/15/20

 4,160,354

 1,925,000

 The Priceline Group, Inc., 3.6%, 6/1/26

 1,912,405

 7,375,000

 The Priceline Group, Inc., 3.65%, 3/15/25

 7,421,057

 $

 20,685,096

 Home Improvement Retail - 0.1%

 4,520,000

 The Home Depot, Inc., 2.625%, 6/1/22

 $

 4,556,883

 Automotive Retail - 0.1%

 3,994,000

 AutoZone, Inc., 2.5%, 4/15/21

 $

 3,956,540

 Total Retailing

 $

 29,198,519

 Food & Staples Retailing - 0.5%

 Drug Retail - 0.3%

 650,000

 CVS Health Corp., 2.25%, 8/12/19

 $

 654,383

 571,429

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 617,144

 2,768,797

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 3,105,126

 1,896,878

 CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)

 2,166,593

 3,683,610

 CVS Pass-Through Trust, 6.036%, 12/10/28

 4,140,636

 $

 10,683,882

 Food Retail - 0.2%

 1,635,000

 The Kroger Co., 1.5%, 9/30/19

 $

 1,610,643

 6,172,000

 The Kroger Co., 2.95%, 11/1/21

 6,209,464

 1,300,000

 The Kroger Co., 3.4%, 4/15/22

 1,328,309

 $

 9,148,416

 Total Food & Staples Retailing

 $

 19,832,298

 Food, Beverage & Tobacco - 1.1%

 Brewers - 0.1%

 4,350,000

 2.29

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21

 $

 4,480,896

 Distillers & Vintners - 0.4%

 8,525,000

 Constellation Brands, Inc., 3.7%, 12/6/26

 $

 8,516,356

 9,100,000

 Pernod Ricard SA, 3.25%, 6/8/26 (144A)

 9,022,477

 $

 17,538,833

 Packaged Foods & Meats - 0.4%

 10,040,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 $

 10,270,217

 6,375,000

 Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)

 6,370,538

 $

 16,640,755

 Tobacco - 0.2%

 10,030,000

 Reynolds American, Inc., 4.45%, 6/12/25

 $

 10,557,658

 Total Food, Beverage & Tobacco

 $

 49,218,142

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.2%

 10,257,000

 Becton Dickinson and Co., 3.734%, 12/15/24

 $

 10,558,279

 Health Care Facilities - 0.1%

 2,400,000

 NYU Hospitals Center, 4.428%, 7/1/42

 $

 2,372,323

 Managed Health Care - 0.1%

 3,630,000

 Humana, Inc., 3.95%, 3/15/27

 $

 3,711,621

 Total Health Care Equipment & Services

 $

 16,642,223

 Pharmaceuticals, Biotechnology & Life Sciences - 2.1%

 Biotechnology - 1.0%

 925,000

 AbbVie, Inc., 2.85%, 5/14/23

 $

 907,516

 1,370,000

 AbbVie, Inc., 3.2%, 5/14/26

 1,316,949

 12,760,000

 AbbVie, Inc., 3.6%, 5/14/25

 12,762,412

 8,035,000

 Amgen, Inc., 4.4%, 5/1/45

 7,799,100

 2,350,000

 Amgen, Inc., 5.375%, 5/15/43

 2,575,276

 12,900,000

 Baxalta, Inc., 3.6%, 6/23/22

 13,186,780

 3,550,000

 Biogen, Inc., 3.625%, 9/15/22

 3,661,442

 4,275,000

 Biogen, Inc., 4.05%, 9/15/25

 4,429,930

 $

 46,639,405

 Pharmaceuticals - 0.8%

 3,150,000

 Johnson & Johnson, 4.375%, 12/5/33

 $

 3,471,971

 11,155,000

 Mylan NV, 3.95%, 6/15/26

 10,918,782

 3,300,000

 Perrigo Finance Unlimited Co., 3.5%, 3/15/21

 3,364,400

 4,570,000

 Perrigo Finance Unlimited Co., 3.9%, 12/15/24

 4,554,197

 2,481,000

 Perrigo Finance Unlimited Co., 4.375%, 3/15/26

 2,523,490

 10,140,000

 Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23

 9,631,063

 $

 34,463,903

 Life Sciences Tools & Services - 0.3%

 894,000

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 917,075

 11,200,000

 Thermo Fisher Scientific, Inc., 3.0%, 4/15/23

 11,098,461

 $

 12,015,536

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 93,118,844

 Banks - 4.4%

 Diversified Banks - 4.0%

 6,485,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 6,737,273

 4,600,000

 9.00

 Banco Bilbao Vizcaya Argentaria SA, Floating Rate Note, (Perpetual)

 4,821,030

 1,150,000

 Bank of America Corp., 4.2%, 8/26/24

 1,171,065

 3,950,000

 6.10

 Bank of America Corp., Floating Rate Note, (Perpetual)

 4,185,025

 4,450,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 4,672,500

 2,565,000

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 2,632,021

 5,250,000

 Barclays Plc, 3.65%, 3/16/25

 5,111,342

 3,000,000

 Barclays Plc, 4.375%, 1/12/26

 3,040,056

 2,400,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,456,400

 3,815,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,177,425

 9,775,000

 7.62

 BNP Paribas SA, Floating Rate Note, (Perpetual) (144A)

 10,385,938

 3,860,000

 BPCE SA, 4.875%, 4/1/26 (144A)

 3,900,754

 11,776,000

 6.25

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 12,703,360

 1,985,000

 5.90

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 2,071,844

 3,435,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 3,615,959

 6,425,000

 Cooperatieve Rabobank UA, 3.95%, 11/9/22

 6,593,534

 7,300,000

 7.88

 Credit Agricole SA, Floating Rate Note, (Perpetual) (144A)

 7,422,275

 9,525,000

 8.12

 Credit Agricole SA, Floating Rate Note, (Perpetual) (144A)

 10,144,125

 11,200,000

 Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22

 11,352,410

 1,305,000

 HSBC Bank Plc, 7.65%, 5/1/25

 1,593,406

 4,525,000

 6.88

 HSBC Holdings Plc, Floating Rate Note, (Perpetual)

 4,819,125

 8,166,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 8,112,921

 10,434,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, (Perpetual) (144A)

 9,964,470

 2,749,000

 JPMorgan Chase & Co., 5.625%, 8/16/43

 3,130,921

 5,125,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 5,351,130

 840,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 946,797

 4,500,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,684,352

 5,600,000

 6.12

 Nordea Bank AB, Floating Rate Note (Perpetual) (144A)

 5,656,000

 12,557,000

 8.62

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 13,090,672

 2,600,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 2,668,250

 4,800,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 4,802,563

 3,540,000

 Wells Fargo Bank NA, 6.0%, 11/15/17

 3,635,651

 $

 175,650,594

 Regional Banks - 0.4%

 7,000,000

 Credit Suisse AG New York NY, 1.75%, 1/29/18

 $

 7,005,222

 7,378,000

 KeyCorp, 5.1%, 3/24/21

 8,051,545

 1,435,000

 PNC Bank NA, 6.0%, 12/7/17

 1,475,810

 $

 16,532,577

 Thrifts & Mortgage Finance - 0.0% †

 2,300,000

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,308,832

 Total Banks

 $

 194,492,003

 Diversified Financials - 2.8%

 Other Diversified Financial Services - 0.1%

 4,440,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, (Perpetual)

 $

 4,895,100

 1,250,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (d)

 1,360,796

 $

 6,255,896

 Specialized Finance - 0.4%

 2,980,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 3,278,656

 2,000,000

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,064,328

 11,625,000

 USAA Capital Corp., 2.45%, 8/1/20 (144A)

 11,697,389

 $

 17,040,373

 Consumer Finance - 1.0%

 2,250,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 2,238,750

 5,050,000

 Ally Financial, Inc., 5.125%, 9/30/24

 5,195,188

 1,125,000

 Ally Financial, Inc., 5.75%, 11/20/25

 1,151,719

 7,695,000

 American Honda Finance Corp., 1.2%, 7/14/17

 7,693,707

 1,465,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,672,756

 7,275,000

 Capital One Financial Corp., 3.75%, 4/24/24

 7,398,639

 2,300,000

 General Motors Financial Co, Inc., 3.7%, 11/24/20

 2,368,089

 10,710,000

 General Motors Financial Co, Inc., 4.0%, 1/15/25

 10,763,700

 6,200,000

 Hyundai Capital America, 2.0%, 3/19/18 (144A)

 6,205,586

 $

 44,688,134

 Asset Management & Custody Banks - 0.6%

 1,725,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 $

 1,783,988

 6,445,000

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 7,597,727

 733,000

 Eaton Vance Corp., 6.5%, 10/2/17

 750,837

 2,400,000

 Legg Mason, Inc., 3.95%, 7/15/24

 2,420,167

 2,175,000

 Legg Mason, Inc., 4.75%, 3/15/26

 2,281,864

 10,345,000

 2.09

 The Bank of New York Mellon Corp., Floating Rate Note, 10/30/23

 10,581,673

 $

 25,416,256

 Investment Banking & Brokerage - 0.3%

 5,450,000

 Morgan Stanley, 4.1%, 5/22/23

 $

 5,628,711

 300,000

 Morgan Stanley, 4.875%, 11/1/22

 324,374

 643,000

 North American Development Bank, 2.3%, 10/10/18

 648,977

 4,400,000

 UBS AG, 7.625%, 8/17/22

 5,087,280

 $

 11,689,342

 Diversified Capital Markets - 0.4%

 4,031,000

 GE Capital International Funding Co Unlimited Co., 2.342%, 11/15/20

 $

 4,048,438

 6,900,000

 2.70

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 6,971,546

 2,730,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 2,970,215

 $

 13,990,199

 Total Diversified Financials

 $

 119,080,200

 Insurance - 5.4%

 Insurance Brokers - 0.2%

 7,550,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 7,740,630

 Life & Health Insurance - 0.8%

 7,000,000

 Aflac, Inc., 3.625%, 11/15/24

 $

 7,212,450

 2,425,000

 Principal Life Global Funding II, 1.5%, 4/18/19 (144A)

 2,404,492

 4,250,000

 Protective Life Corp., 7.375%, 10/15/19

 4,776,001

 1,090,000

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,177,183

 1,500,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,607,250

 8,043,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 8,740,730

 8,186,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 10,820,525

 $

 36,738,631

 Multi-line Insurance - 0.4%

 5,985,000

 AIG, 3.875%, 1/15/35

 $

 5,468,842

 2,335,000

 AXA SA, 8.6%, 12/15/30

 3,243,315

 5,325,000

 Liberty Mutual Insurance Co., 7.697%, (Perpetual) (144A)

 6,865,762

 $

 15,577,919

 Property & Casualty Insurance - 0.3%

 9,100,000

 CNA Financial Corp., 4.5%, 3/1/26

 $

 9,617,635

 1,850,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 2,097,156

 $

 11,714,791

 Reinsurance - 3.7%

 1,450,000

 7.13

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 $

 1,454,350

 2,750,000

 6.13

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 2,838,550

 500,000

 3.36

 Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)

 509,050

 900,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f) (g)

 43,740

 750,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (f) (g)

 836,250

 500,000

 4.19

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 507,700

 2,000,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f) (g)

 95,000

 2,000,000

 Berwick 2017-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f) (g)

 2,043,800

 800,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f) (g)

 24,000

 1,200,000

 14.35

 Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)

 1,198,320

 1,350,000

 5.50

 Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)

 1,413,045

 2,350,000

 7.06

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 2,348,120

 4,500,000

 Carnosutie 2017, Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f) (g)

 4,547,700

 3,600,000

 Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f) (g)

 389,520

 3,000,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f) (g)

 61,200

 3,750,000

 5.35

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 3,750,750

 2,650,000

 4.48

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 2,651,325

 1,900,000

 Denning 2016 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (f) (g)

 1,884,420

 3,366,000

 Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (f) (g)

 3,440,389

 1,590,000

 Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A) (f) (g)

 1,624,821

 3,060

 Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A) (f) (g)

 66,038

 2,176

 Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (f) (g)

 176,184

 20,650,000

 8.12

 Everglades Re, Ltd., Floating Rate Note, 4/28/17 (Cat Bond) (144A)

 20,701,625

 1,400,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 1,396,500

 1,300,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 1,294,150

 1,300,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 1,299,870

 1,200,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 1,200,480

 1,500,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 1,496,700

 1,500,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 1,492,050

 3,500,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (f) (g)

 588,700

 2,800,000

 2.52

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 2,792,160

 5,100,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (f) (g)

 213,690

 5,100,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/21 (f) (g)

 5,166,300

 700,000

 4.24

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 710,990

 1,500,000

 9.41

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,531,350

 3,000,000

 6.75

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 3,062,100

 350,000

 5.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 352,625

 3,700,000

 5.24

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 3,727,380

 3,600,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (f) (g)

 3,576,240

 1,000,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (f) (g)

 17,800

 1,750,000

 0.00

 Limestone Re, Ltd., 8/31/21 (Cat Bond)

 1,755,425

 600,000

 0.00

 Limestone Re, Ltd., 8/31/21 (Cat Bond)

 601,860

 250,000

 10.24

 Loma Reinsurance Bermuda, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 251,550

 4,000,000

 4.05

 Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 4,037,200

 1,300,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f) (g)

 7,540

 4,050,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f) (g)

 4,464,315

 2,000,000

 Madison Re. Variable Rate Notes, 3/31/19 (f) (g)

 2,205,800

 1,000,000

 2.56

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 999,000

 3,600,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f) (g)

 16,200

 4,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f) (g)

 322,800

 3,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (f) (g)

 3,429,900

 3,000,000

 Pangaea Re., Variable Rate Notes, 11/30/21 (f) (g)

 3,070,200

 4,500,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f) (g)

 625,500

 2,500,000

 6.71

 Pelican Re, Ltd., Floating Rate Note, 5/15/17 (Cat Bond) (144A)

 2,508,000

 3,200,000

 4.81

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 3,211,520

 4,000,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f) (g)

 3,828,000

 2,000,000

 Port Rush RE, Variable Rate Notes, 6/15/17 (f) (g)

 456,600

 1,000,000

 Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f) (g)

 29,200

 2,000,000

 6.49

 Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 2,033,000

 600,000

 9.97

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 603,000

 2,500,000

 3.50

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 2,433,750

 3,600,000

 0.00

 Resilience Re, Ltd., 4/7/17 (Cat Bond)

 3,648,240

 1,800,000

 0.00

 Resilience Re, Ltd., 6/12/17 (Cat Bond)

 1,800,720

 2,200,000

 3.30

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)

 2,200,000

 3,600,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)

 3,600,000

 2,550,000

 3.50

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 2,552,295

 1,200,000

 4.00

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,199,520

 1,250,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,249,875

 2,000,000

 3.97

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 2,003,200

 1,600,000

 3.00

 Sanders Re, Ltd., Floating Rate Note, 12/6/21 (Cat Bond) (144A)

 1,600,000

 400,000

 Sector Re V, Ltd., 3/1/21 (144A) (f) (g)

 474,160

 1,100,000

 Sector Re V, Ltd., 12/1/21 (144A) (f) (g)

 1,117,600

 2,400,000

 Sector Re V, Ltd., 3/1/21 (f) (g)

 2,707,920

 5,213

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f) (g)

 63,072

 2,000,000

 Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (f) (g)

 1,970,200

 2,000,000

 Silverton Re, Ltd., 9/18/19 (144A) (f) (g)

 2,053,800

 1,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (f) (g)

 2,000

 1,700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f) (g)

 82,960

 1,000,000

 12.00

 Skyline Re, Ltd., Floating Rate Note, 1/6/20 (Cat Bond)

 996,250

 1,300,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f) (g)

 25,610

 3,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f) (g)

 3,050,100

 2,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (f) (g)

 281,200

 1,520,000

 Sunningdale 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f) (g)

 1,393,232

 3,000,000

 4.00

 Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)

 3,027,900

 500,000

 5.22

 Ursa Re, Ltd., Floating Rate Note, 9/21/18 (Cat Bond) (144A)

 508,850

 4,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f) (g)

 163,200

 4,000,000

 Versutus Ltd., Series 2017-A, Variable Rate Notes, 11/30/2021 (f) (g)

 4,056,000

 1,750,000

 2.01

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 1,742,475

 1,000,000

 2.83

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 1,017,900

 2,900,000

 2.47

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 2,922,330

 $

 166,925,951

 Total Insurance

 $

 238,697,922

 Software & Services - 0.8%

 Data Processing & Outsourced Services - 0.2%

 3,000,000

 Cardtronics, Inc., 5.125%, 8/1/22

 $

 3,037,500

 4,550,000

 Visa, Inc., 2.2%, 12/14/20

 4,563,341

 $

 7,600,841

 Application Software - 0.2%

 8,560,000

 Adobe Systems, Inc., 3.25%, 2/1/25

 $

 8,647,629

 Systems Software - 0.4%

 4,770,000

 CA, Inc., 3.6%, 8/15/22

 $

 4,840,133

 5,225,000

 Microsoft Corp., 2.0%, 8/8/23

 5,023,900

 10,600,000

 Oracle Corp., 2.5%, 5/15/22

 10,570,627

 $

 20,434,660

 Total Software & Services

 $

 36,683,130

 Technology Hardware & Equipment - 0.6%

 Communications Equipment - 0.1%

 3,840,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 3,916,800

 Technology Hardware, Storage & Peripherals - 0.1%

 4,600,000

 NCR Corp., 4.625%, 2/15/21

 $

 4,704,006

 Electronic Components - 0.3%

 1,905,000

 Amphenol Corp., 3.2%, 4/1/24

 $

 1,907,595

 8,412,000

 Amphenol Corp., 3.125%, 9/15/21

 8,585,691

 $

 10,493,286

 Electronic Manufacturing Services - 0.1%

 5,780,000

 Flex, Ltd., 4.75%, 6/15/25

 $

 6,069,520

 Total Technology Hardware & Equipment

 $

 25,183,612

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductors - 0.5%

 10,545,000

 Broadcom Corp., 3.625%, 1/15/24 (144A)

 $

 10,622,717

 11,075,000

 Intel Corp., 4.8%, 10/1/41

 12,267,091

 $

 22,889,808

 Total Semiconductors & Semiconductor Equipment

 $

 22,889,808

 Telecommunication Services - 1.8%

 Integrated Telecommunication Services - 1.6%

 6,200,000

 AT&T, Inc., 3.8%, 3/15/22

 $

 6,413,069

 9,690,000

 AT&T, Inc., 3.95%, 1/15/25

 9,771,745

 2,250,000

 AT&T, Inc., 4.75%, 5/15/46

 2,099,446

 9,925,000

 AT&T, Inc., 5.25%, 3/1/37

 10,118,081

 2,035,000

 CenturyLink, Inc., 5.8%, 3/15/22

 2,098,594

 14,575,000

 Deutsche Telekom International Finance BV, 3.6%, 1/19/27 (144A)

 14,511,264

 4,300,000

 Frontier Communications Corp., 7.125%, 1/15/23

 3,771,917

 4,800,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 4,738,464

 2,750,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 2,780,250

 1,500,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 1,465,201

 8,430,000

 Verizon Communciations, 5.25%, 3/16/37

 8,715,524

 5,100,000

 Verizon Communications, Inc., 5.15%, 9/15/23

 5,613,050

 $

 72,096,605

 Wireless Telecommunication Services - 0.2%

 2,200,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 2,341,627

 1,625,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,759,490

 3,100,000

 SBA Tower Trust, 2.877%, 7/15/21 (144A)

 3,081,741

 $

 7,182,858

 Total Telecommunication Services

 $

 79,279,463

 Utilities - 2.5%

 Electric Utilities - 1.8%

 980,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,000,093

 4,250,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 4,319,896

 2,150,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 2,117,750

 3,365,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,588,426

 2,320,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,668,000

 6,365,000

 Exelon Corp., 2.85%, 6/15/20

 6,448,445

 507,799

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 520,494

 4,655,000

 Iberdrola International BV, 6.75%, 7/15/36

 5,836,881

 2,725,000

 Indiana Michigan Power Co., 4.55%, 3/15/46

 2,878,363

 5,450,000

 Israel Electric Corp, Ltd., 5.0%, 11/12/24

 5,725,225

 1,925,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,083,736

 610,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 717,909

 910,000

 Nevada Power Co., 6.5%, 8/1/18

 967,467

 6,536,000

 NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19

 6,575,837

 368,865

 OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 363,332

 8,540,000

 PPL Capital Funding, Inc., 3.1%, 5/15/26

 8,202,209

 2,690,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 2,866,243

 4,428,571

 Southern California Edison Co., 1.845%, 2/1/22

 4,371,474

 5,720,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 6,349,200

 10,800,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 10,196,226

 1,976,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 1,674,660

 $

 79,471,866

 Gas Utilities - 0.2%

 2,215,000

 AmeriGas Partners LP, 5.5%, 5/20/25

 $

 2,198,388

 2,125,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 1,955,000

 2,078,964

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 2,359,624

 $

 6,513,012

 Multi-Utilities - 0.4%

 8,385,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 8,921,783

 2,700,000

 Dominion Resources, Inc. Virginia, 2.75%, 1/15/22

 2,686,033

 5,055,000

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 5,201,701

 163,937

 Ormat Funding Corp., 8.25%, 12/30/20

 163,937

 2,392,857

 San Diego Gas & Electric Co., 1.914%, 2/1/22

 2,363,884

 $

 19,337,338

 Independent Power Producers & Energy Traders - 0.1%

 496,432

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 544,189

 1,024,602

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 1,066,713

 3,295,000

 NRG Energy, Inc., 6.625%, 3/15/23

 3,371,197

 750,000

 NRG Energy, Inc., 7.25%, 5/15/26

 772,500

 182,000

 NRG Energy, Inc., 7.875%, 5/15/21

 187,005

 $

 5,941,604

 Total Utilities

 $

 111,263,820

 Real Estate - 1.3%

 Diversified REIT - 0.5%

 2,175,000

 Duke Realty LP, 3.625%, 4/15/23

 $

 2,203,714

 7,560,000

 Duke Realty LP, 3.75%, 12/1/24

 7,695,490

 9,500,000

 Essex Portfolio LP, 3.5%, 4/1/25

 9,411,118

 3,985,000

 Ventas Realty LP, 3.125%, 6/15/23

 3,933,558

 $

 23,243,880

 Office REIT - 0.4%

 2,681,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 2,689,298

 2,768,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 2,832,777

 1,350,000

 Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27

 1,349,532

 3,415,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 3,628,291

 2,032,000

 Highwoods Realty LP, 3.2%, 6/15/21

 2,044,155

 3,390,000

 Highwoods Realty LP, 3.625%, 1/15/23

 3,419,446

 $

 15,963,499

 Health Care REIT - 0.2%

 6,805,000

 Healthcare Trust of America Holdings LP, 3.5%, 8/1/26

 $

 6,544,212

 Residential REIT - 0.2%

 10,450,000

 UDR, Inc., 4.0%, 10/1/25

 $

 10,659,334

 Total Real Estate

 $

 56,410,925

 TOTAL CORPORATE BONDS

 (Cost $1,526,707,044)

 $

 1,555,416,582

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.3%

 266,570

 Fannie Mae, 2.5%, 1/1/43

 $

 255,281

 137,105

 Fannie Mae, 2.5%, 1/1/46

 130,744

 291,357

 Fannie Mae, 2.5%, 12/1/42

 279,020

 303,570

 Fannie Mae, 2.5%, 12/1/42

 290,720

 253,908

 Fannie Mae, 2.5%, 12/1/43

 242,736

 2,898,216

 Fannie Mae, 2.5%, 2/1/43

 2,775,482

 106,605

 Fannie Mae, 2.5%, 2/1/43

 102,091

 121,316

 Fannie Mae, 2.5%, 2/1/43

 115,776

 394,440

 Fannie Mae, 2.5%, 3/1/43

 377,736

 173,209

 Fannie Mae, 2.5%, 3/1/44

 165,891

 128,962

 Fannie Mae, 2.5%, 4/1/43

 123,504

 1,361,064

 Fannie Mae, 2.5%, 4/1/45

 1,297,989

 795,506

 Fannie Mae, 2.5%, 4/1/45

 758,615

 520,305

 Fannie Mae, 2.5%, 4/1/45

 496,187

 1,654,228

 Fannie Mae, 2.5%, 4/1/45

 1,577,535

 617,571

 Fannie Mae, 2.5%, 4/1/45

 588,924

 322,710

 Fannie Mae, 2.5%, 4/1/45

 307,739

 709,805

 Fannie Mae, 2.5%, 4/1/45

 676,887

 75,780

 Fannie Mae, 2.5%, 5/1/45

 72,266

 1,564,076

 Fannie Mae, 2.5%, 7/1/30

 1,572,622

 1,574,051

 Fannie Mae, 2.5%, 7/1/30

 1,582,649

 2,672,888

 Fannie Mae, 2.5%, 7/1/30

 2,687,479

 95,376

 Fannie Mae, 2.5%, 7/1/45

 90,955

 380,706

 Fannie Mae, 2.5%, 8/1/43

 364,591

 287,739

 Fannie Mae, 2.5%, 8/1/45

 274,406

 8,502,922

 Fannie Mae, 3.0%, 1/1/47

 8,475,906

 3,475,059

 Fannie Mae, 3.0%, 10/1/30

 3,566,840

 9,677,683

 Fannie Mae, 3.0%, 10/1/46

 9,599,658

 9,845,798

 Fannie Mae, 3.0%, 11/1/46

 9,766,415

 1,501,161

 Fannie Mae, 3.0%, 12/1/42

 1,496,511

 2,770,858

 Fannie Mae, 3.0%, 2/1/43

 2,762,273

 1,122,667

 Fannie Mae, 3.0%, 3/1/45

 1,116,924

 2,860,000

 Fannie Mae, 3.0%, 3/1/47

 2,836,924

 7,405,000

 Fannie Mae, 3.0%, 4/12/17 (TBA)

 7,340,206

 8,508,673

 Fannie Mae, 3.0%, 5/1/30

 8,732,073

 7,788,776

 Fannie Mae, 3.0%, 5/1/31

 8,004,716

 767,433

 Fannie Mae, 3.0%, 5/1/43

 765,056

 10,709,948

 Fannie Mae, 3.0%, 5/1/43

 10,675,674

 1,086,572

 Fannie Mae, 3.0%, 5/1/46

 1,081,064

 709,190

 Fannie Mae, 3.0%, 5/1/46

 706,902

 7,756,684

 Fannie Mae, 3.0%, 6/1/45

 7,727,258

 2,417,783

 Fannie Mae, 3.0%, 7/1/30

 2,481,263

 734,818

 Fannie Mae, 3.0%, 7/1/43

 732,430

 18,414,019

 Fannie Mae, 3.0%, 8/1/42

 18,357,032

 1,763,921

 Fannie Mae, 3.0%, 8/1/43

 1,758,000

 4,205,597

 Fannie Mae, 3.0%, 9/1/28

 4,326,644

 5,067,016

 Fannie Mae, 3.0%, 9/1/42

 5,051,317

 4,989,912

 Fannie Mae, 3.0%, 9/1/43

 4,973,166

 5,178,171

 Fannie Mae, 3.0%, 9/1/46

 5,136,421

 8,315,327

 Fannie Mae, 3.5%, 1/1/46

 8,510,656

 6,743,865

 Fannie Mae, 3.5%, 1/1/46

 6,902,279

 2,823,211

 Fannie Mae, 3.5%, 1/1/47

 2,889,539

 12,202,451

 Fannie Mae, 3.5%, 1/1/47

 12,511,840

 5,204,104

 Fannie Mae, 3.5%, 1/1/47

 5,326,373

 7,541,868

 Fannie Mae, 3.5%, 1/1/47

 7,752,965

 635,771

 Fannie Mae, 3.5%, 10/1/41

 655,150

 1,799,696

 Fannie Mae, 3.5%, 10/1/45

 1,844,867

 619,326

 Fannie Mae, 3.5%, 10/1/46

 634,946

 1,114,889

 Fannie Mae, 3.5%, 10/1/46

 1,141,078

 1,286,280

 Fannie Mae, 3.5%, 11/1/40

 1,323,557

 284,283

 Fannie Mae, 3.5%, 11/1/42

 292,416

 13,732,754

 Fannie Mae, 3.5%, 11/1/45

 14,172,451

 1,232,787

 Fannie Mae, 3.5%, 11/1/46

 1,261,746

 1,288,528

 Fannie Mae, 3.5%, 12/1/26

 1,342,592

 666,985

 Fannie Mae, 3.5%, 12/1/42

 686,348

 602,652

 Fannie Mae, 3.5%, 12/1/42

 619,903

 3,087,850

 Fannie Mae, 3.5%, 12/1/45

 3,160,384

 2,757,200

 Fannie Mae, 3.5%, 12/1/45

 2,821,967

 5,517,774

 Fannie Mae, 3.5%, 12/1/45

 5,647,387

 4,988,172

 Fannie Mae, 3.5%, 12/1/46

 5,105,345

 2,429,258

 Fannie Mae, 3.5%, 2/1/29

 2,530,429

 6,142,937

 Fannie Mae, 3.5%, 2/1/44

 6,305,741

 6,517,898

 Fannie Mae, 3.5%, 2/1/45

 6,702,270

 5,903,184

 Fannie Mae, 3.5%, 2/1/46

 6,041,851

 3,551,694

 Fannie Mae, 3.5%, 2/1/46

 3,635,124

 6,371,186

 Fannie Mae, 3.5%, 2/1/47

 6,520,869

 2,268,188

 Fannie Mae, 3.5%, 3/1/46

 2,321,468

 921,122

 Fannie Mae, 3.5%, 4/1/26

 959,745

 1,975,728

 Fannie Mae, 3.5%, 4/1/45

 2,028,207

 7,938,092

 Fannie Mae, 3.5%, 4/1/45

 8,124,558

 4,756,001

 Fannie Mae, 3.5%, 4/1/46

 4,867,720

 2,944,253

 Fannie Mae, 3.5%, 5/1/46

 3,025,270

 3,224,465

 Fannie Mae, 3.5%, 6/1/28

 3,359,302

 561,946

 Fannie Mae, 3.5%, 6/1/42

 577,566

 7,583,614

 Fannie Mae, 3.5%, 6/1/45

 7,773,560

 3,312,394

 Fannie Mae, 3.5%, 7/1/42

 3,404,472

 3,770,056

 Fannie Mae, 3.5%, 7/1/45

 3,858,615

 12,672,312

 Fannie Mae, 3.5%, 7/1/46

 12,969,986

 3,515,948

 Fannie Mae, 3.5%, 8/1/42

 3,613,688

 9,232,208

 Fannie Mae, 3.5%, 8/1/45

 9,527,501

 3,204,369

 Fannie Mae, 3.5%, 8/1/45

 3,279,640

 2,213,558

 Fannie Mae, 3.5%, 8/1/45

 2,265,555

 9,285,978

 Fannie Mae, 3.5%, 8/1/46

 9,504,106

 530,421

 Fannie Mae, 3.5%, 9/1/26

 554,959

 3,294,624

 Fannie Mae, 3.5%, 9/1/44

 3,375,896

 6,741,251

 Fannie Mae, 3.5%, 9/1/45

 6,930,894

 8,945,619

 Fannie Mae, 3.5%, 9/1/45

 9,155,753

 5,752,382

 Fannie Mae, 3.5%, 9/1/45

 5,887,506

 9,645,547

 Fannie Mae, 3.5%, 9/1/46

 9,872,122

 1,202,514

 Fannie Mae, 3.763%, 12/1/20

 1,258,501

 3,641,258

 Fannie Mae, 4.0%, 1/1/42

 3,833,381

 444,146

 Fannie Mae, 4.0%, 1/1/42

 467,709

 139,479

 Fannie Mae, 4.0%, 1/1/44

 146,302

 227,933

 Fannie Mae, 4.0%, 1/1/45

 239,122

 455,666

 Fannie Mae, 4.0%, 1/1/45

 478,029

 93,429

 Fannie Mae, 4.0%, 1/1/45

 98,011

 2,956,478

 Fannie Mae, 4.0%, 1/1/46

 3,101,693

 7,778,692

 Fannie Mae, 4.0%, 10/1/40

 8,268,729

 1,784,796

 Fannie Mae, 4.0%, 10/1/41

 1,882,445

 12,627,340

 Fannie Mae, 4.0%, 10/1/43

 13,311,491

 1,940,380

 Fannie Mae, 4.0%, 10/1/44

 2,035,934

 5,941,367

 Fannie Mae, 4.0%, 10/1/45

 6,232,801

 5,636,055

 Fannie Mae, 4.0%, 10/1/45

 5,912,470

 3,625,425

 Fannie Mae, 4.0%, 10/1/45

 3,804,244

 8,067,479

 Fannie Mae, 4.0%, 11/1/43

 8,538,259

 113,375

 Fannie Mae, 4.0%, 11/1/44

 118,956

 6,440,428

 Fannie Mae, 4.0%, 11/1/44

 6,756,728

 156,127

 Fannie Mae, 4.0%, 11/1/44

 163,796

 304,422

 Fannie Mae, 4.0%, 11/1/44

 319,354

 4,600,519

 Fannie Mae, 4.0%, 11/1/45

 4,826,301

 9,895,389

 Fannie Mae, 4.0%, 11/1/45

 10,461,860

 114,510

 Fannie Mae, 4.0%, 11/1/45

 120,126

 1,672,292

 Fannie Mae, 4.0%, 11/1/46

 1,754,837

 1,414,857

 Fannie Mae, 4.0%, 12/1/40

 1,504,407

 1,339,453

 Fannie Mae, 4.0%, 12/1/41

 1,408,412

 4,760,718

 Fannie Mae, 4.0%, 12/1/43

 5,032,905

 559,100

 Fannie Mae, 4.0%, 12/1/44

 586,615

 61,421

 Fannie Mae, 4.0%, 12/1/44

 64,435

 7,336,393

 Fannie Mae, 4.0%, 12/1/45

 7,697,271

 7,278,488

 Fannie Mae, 4.0%, 2/1/42

 7,664,626

 2,851,424

 Fannie Mae, 4.0%, 2/1/42

 3,000,216

 6,617,489

 Fannie Mae, 4.0%, 2/1/44

 6,942,501

 498,224

 Fannie Mae, 4.0%, 2/1/45

 522,693

 237,275

 Fannie Mae, 4.0%, 2/1/45

 249,061

 53,848

 Fannie Mae, 4.0%, 2/1/45

 56,495

 7,413,582

 Fannie Mae, 4.0%, 2/1/46

 7,785,366

 624,052

 Fannie Mae, 4.0%, 2/1/47

 658,145

 1,358,843

 Fannie Mae, 4.0%, 3/1/42

 1,431,965

 5,885,455

 Fannie Mae, 4.0%, 3/1/45

 6,173,782

 355,915

 Fannie Mae, 4.0%, 4/1/25

 374,681

 3,139,005

 Fannie Mae, 4.0%, 4/1/39

 3,306,119

 1,239,003

 Fannie Mae, 4.0%, 4/1/41

 1,304,460

 846,606

 Fannie Mae, 4.0%, 4/1/41

 894,859

 3,036,569

 Fannie Mae, 4.0%, 4/1/42

 3,196,582

 313,649

 Fannie Mae, 4.0%, 4/1/42

 329,202

 702,366

 Fannie Mae, 4.0%, 4/1/42

 739,073

 1,881,822

 Fannie Mae, 4.0%, 4/1/46

 1,974,707

 1,038,340

 Fannie Mae, 4.0%, 5/1/41

 1,093,281

 7,234,013

 Fannie Mae, 4.0%, 5/1/46

 7,590,759

 471,237

 Fannie Mae, 4.0%, 6/1/42

 494,643

 172,327

 Fannie Mae, 4.0%, 6/1/42

 181,430

 147,021

 Fannie Mae, 4.0%, 6/1/44

 154,234

 103,495

 Fannie Mae, 4.0%, 6/1/44

 108,571

 7,069,768

 Fannie Mae, 4.0%, 6/1/46

 7,418,720

 6,918

 Fannie Mae, 4.0%, 7/1/18

 7,152

 4,109,281

 Fannie Mae, 4.0%, 7/1/42

 4,341,381

 168,856

 Fannie Mae, 4.0%, 7/1/42

 177,338

 6,387,950

 Fannie Mae, 4.0%, 7/1/44

 6,701,697

 402,389

 Fannie Mae, 4.0%, 7/1/44

 422,114

 7,296,394

 Fannie Mae, 4.0%, 7/1/46

 7,656,516

 10,284,028

 Fannie Mae, 4.0%, 7/1/46

 10,791,637

 9,332,689

 Fannie Mae, 4.0%, 8/1/42

 9,827,115

 5,731,543

 Fannie Mae, 4.0%, 8/1/43

 6,014,472

 286,034

 Fannie Mae, 4.0%, 8/1/44

 300,097

 1,642,413

 Fannie Mae, 4.0%, 8/1/44

 1,722,840

 5,189,862

 Fannie Mae, 4.0%, 8/1/44

 5,445,486

 282,213

 Fannie Mae, 4.0%, 8/1/44

 296,030

 3,779,583

 Fannie Mae, 4.0%, 8/1/45

 3,984,151

 5,806,528

 Fannie Mae, 4.0%, 8/1/46

 6,093,122

 7,451,252

 Fannie Mae, 4.0%, 8/1/46

 7,819,023

 7,265,244

 Fannie Mae, 4.0%, 8/1/46

 7,623,835

 33,892

 Fannie Mae, 4.0%, 9/1/20

 35,035

 6,803,149

 Fannie Mae, 4.0%, 9/1/43

 7,139,842

 497,106

 Fannie Mae, 4.0%, 9/1/44

 521,530

 48,450

 Fannie Mae, 4.0%, 9/1/44

 50,832

 8,086,427

 Fannie Mae, 4.0%, 9/1/44

 8,509,870

 462,531

 Fannie Mae, 4.0%, 9/1/44

 485,216

 6,157,338

 Fannie Mae, 4.5%, 1/1/42

 6,627,788

 4,644,529

 Fannie Mae, 4.5%, 1/1/42

 4,995,666

 6,537,197

 Fannie Mae, 4.5%, 1/1/44

 7,012,690

 722,885

 Fannie Mae, 4.5%, 1/1/47

 777,479

 222,357

 Fannie Mae, 4.5%, 10/1/35

 239,287

 14,422

 Fannie Mae, 4.5%, 11/1/20

 14,805

 200,086

 Fannie Mae, 4.5%, 11/1/20

 207,120

 2,019,063

 Fannie Mae, 4.5%, 11/1/40

 2,171,384

 698,229

 Fannie Mae, 4.5%, 11/1/43

 748,631

 203,588

 Fannie Mae, 4.5%, 12/1/40

 219,504

 8,672,867

 Fannie Mae, 4.5%, 12/1/43

 9,300,935

 6,208,976

 Fannie Mae, 4.5%, 12/1/43

 6,653,707

 3,773,347

 Fannie Mae, 4.5%, 12/1/43

 4,084,088

 743,012

 Fannie Mae, 4.5%, 2/1/41

 799,300

 4,366,454

 Fannie Mae, 4.5%, 2/1/44

 4,683,364

 3,638,205

 Fannie Mae, 4.5%, 2/1/44

 3,902,400

 4,194,621

 Fannie Mae, 4.5%, 2/1/47

 4,507,536

 574,216

 Fannie Mae, 4.5%, 2/1/47

 617,049

 1,826,401

 Fannie Mae, 4.5%, 4/1/41

 1,965,680

 3,915,742

 Fannie Mae, 4.5%, 5/1/41

 4,234,108

 2,581,241

 Fannie Mae, 4.5%, 5/1/41

 2,778,321

 3,300,674

 Fannie Mae, 4.5%, 5/1/41

 3,550,418

 95,861

 Fannie Mae, 4.5%, 5/1/41

 103,195

 7,613,783

 Fannie Mae, 4.5%, 5/1/46

 8,181,372

 1,244,235

 Fannie Mae, 4.5%, 7/1/41

 1,336,097

 1,476,677

 Fannie Mae, 4.5%, 7/1/41

 1,589,926

 1,361,986

 Fannie Mae, 4.5%, 7/1/41

 1,464,528

 561,937

 Fannie Mae, 4.5%, 8/1/40

 604,847

 983,082

 Fannie Mae, 4.5%, 8/1/40

 1,058,263

 114,796

 Fannie Mae, 5.0%, 1/1/20

 117,976

 48,585

 Fannie Mae, 5.0%, 1/1/20

 50,229

 188,319

 Fannie Mae, 5.0%, 10/1/20

 196,976

 217,098

 Fannie Mae, 5.0%, 10/1/34

 233,179

 21,652

 Fannie Mae, 5.0%, 2/1/20

 22,252

 10,043

 Fannie Mae, 5.0%, 2/1/22

 10,540

 154,661

 Fannie Mae, 5.0%, 2/1/22

 164,985

 883,082

 Fannie Mae, 5.0%, 2/1/39

 966,409

 3,187,556

 Fannie Mae, 5.0%, 2/1/41

 3,485,803

 13,089,238

 Fannie Mae, 5.0%, 2/1/45

 14,334,549

 77,323

 Fannie Mae, 5.0%, 3/1/23

 82,269

 324,304

 Fannie Mae, 5.0%, 5/1/23

 345,655

 728,553

 Fannie Mae, 5.0%, 6/1/40

 797,228

 662,181

 Fannie Mae, 5.0%, 6/1/40

 724,193

 157,012

 Fannie Mae, 5.0%, 7/1/34

 168,251

 770,885

 Fannie Mae, 5.0%, 7/1/40

 843,520

 1,018,032

 Fannie Mae, 5.0%, 7/1/40

 1,113,977

 519,380

 Fannie Mae, 5.0%, 7/1/40

 568,197

 26,468

 Fannie Mae, 5.0%, 8/1/18

 27,201

 21,327

 Fannie Mae, 5.5%, 12/1/17

 21,462

 332,269

 Fannie Mae, 5.5%, 3/1/36

 371,559

 160,447

 Fannie Mae, 5.5%, 5/1/36

 178,992

 21,105

 Fannie Mae, 5.5%, 6/1/33

 23,459

 185,441

 Fannie Mae, 5.5%, 6/1/36

 206,601

 93,042

 Fannie Mae, 5.5%, 7/1/33

 104,160

 619,123

 Fannie Mae, 5.5%, 7/1/34

 693,184

 129,329

 Fannie Mae, 5.5%, 9/1/19

 132,863

 55,101

 Fannie Mae, 5.72%, 11/1/28

 56,813

 36,906

 Fannie Mae, 5.72%, 6/1/29

 37,226

 26,711

 Fannie Mae, 5.9%, 11/1/27

 26,843

 80,906

 Fannie Mae, 5.9%, 4/1/28

 84,553

 4,156

 Fannie Mae, 6.0%, 1/1/32

 4,751

 52,940

 Fannie Mae, 6.0%, 10/1/32

 60,609

 13,582

 Fannie Mae, 6.0%, 10/1/34

 15,421

 86,620

 Fannie Mae, 6.0%, 10/1/35

 97,874

 28,513

 Fannie Mae, 6.0%, 11/1/33

 32,514

 11,292

 Fannie Mae, 6.0%, 11/1/34

 12,855

 248,013

 Fannie Mae, 6.0%, 11/1/34

 281,434

 198,679

 Fannie Mae, 6.0%, 12/1/35

 224,683

 28,022

 Fannie Mae, 6.0%, 12/1/37

 31,653

 16,723

 Fannie Mae, 6.0%, 2/1/32

 19,076

 8,438

 Fannie Mae, 6.0%, 2/1/33

 9,527

 4,303

 Fannie Mae, 6.0%, 2/1/35

 4,895

 9,920

 Fannie Mae, 6.0%, 2/1/35

 11,279

 6,197

 Fannie Mae, 6.0%, 3/1/32

 7,089

 77,521

 Fannie Mae, 6.0%, 3/1/33

 88,509

 89,387

 Fannie Mae, 6.0%, 4/1/33

 101,486

 186,617

 Fannie Mae, 6.0%, 4/1/35

 212,809

 28,843

 Fannie Mae, 6.0%, 5/1/35

 32,591

 322,306

 Fannie Mae, 6.0%, 6/1/38

 366,848

 154,520

 Fannie Mae, 6.0%, 7/1/33

 175,185

 273,074

 Fannie Mae, 6.0%, 7/1/33

 308,377

 60,546

 Fannie Mae, 6.0%, 7/1/38

 68,390

 3,880

 Fannie Mae, 6.0%, 8/1/32

 4,437

 132,214

 Fannie Mae, 6.0%, 8/1/34

 151,068

 979

 Fannie Mae, 6.0%, 9/1/29

 1,115

 475

 Fannie Mae, 6.0%, 9/1/32

 542

 28,364

 Fannie Mae, 6.0%, 9/1/34

 32,271

 43,115

 Fannie Mae, 6.0%, 9/1/34

 49,071

 92,788

 Fannie Mae, 6.0%, 9/1/34

 104,967

 8,044

 Fannie Mae, 6.0%, 9/1/34

 9,125

 2,431

 Fannie Mae, 6.5%, 1/1/31

 2,703

 8,055

 Fannie Mae, 6.5%, 10/1/31

 8,956

 70,828

 Fannie Mae, 6.5%, 10/1/32

 78,750

 129,578

 Fannie Mae, 6.5%, 11/1/37

 147,410

 34,901

 Fannie Mae, 6.5%, 11/1/47

 37,757

 127,348

 Fannie Mae, 6.5%, 12/1/31

 141,592

 4,692

 Fannie Mae, 6.5%, 2/1/32

 5,216

 59,323

 Fannie Mae, 6.5%, 3/1/32

 65,999

 2,016

 Fannie Mae, 6.5%, 4/1/31

 2,242

 4,940

 Fannie Mae, 6.5%, 5/1/31

 5,493

 70,226

 Fannie Mae, 6.5%, 6/1/31

 78,081

 7,663

 Fannie Mae, 6.5%, 7/1/29

 8,520

 103,165

 Fannie Mae, 6.5%, 7/1/32

 116,368

 28,994

 Fannie Mae, 6.5%, 7/1/34

 32,237

 8,726

 Fannie Mae, 6.5%, 8/1/31

 9,702

 7,093

 Fannie Mae, 6.5%, 9/1/31

 7,970

 3,899

 Fannie Mae, 6.5%, 9/1/31

 4,335

 17,912

 Fannie Mae, 7.0%, 1/1/32

 21,136

 693

 Fannie Mae, 7.0%, 12/1/30

 732

 6,939

 Fannie Mae, 7.0%, 12/1/30

 7,749

 24,433

 Fannie Mae, 7.0%, 12/1/31

 25,948

 8,049

 Fannie Mae, 7.0%, 4/1/31

 9,466

 9,615

 Fannie Mae, 7.0%, 9/1/31

 11,298

 9,853,000

 Federal Home Loan Bank Discount Notes, 4/3/17 (c)

 9,853,000

 367,132

 Federal Home Loan Mortgage Corp., 2.5%, 1/1/30

 368,140

 224,007

 Federal Home Loan Mortgage Corp., 2.5%, 4/1/30

 224,609

 3,314,681

 Federal Home Loan Mortgage Corp., 3.0%, 10/1/29

 3,402,758

 1,425,403

 Federal Home Loan Mortgage Corp., 3.0%, 11/1/30

 1,463,398

 7,619,903

 Federal Home Loan Mortgage Corp., 3.0%, 11/1/42

 7,597,498

 1,375,299

 Federal Home Loan Mortgage Corp., 3.0%, 12/1/46

 1,367,254

 2,252,789

 Federal Home Loan Mortgage Corp., 3.0%, 12/1/46

 2,233,569

 820,573

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/43

 818,433

 2,189,035

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/43

 2,183,328

 6,514,879

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/47

 6,459,296

 840,000

 Federal Home Loan Mortgage Corp., 3.0%, 3/1/47

 832,833

 8,700,000

 Federal Home Loan Mortgage Corp., 3.0%, 4/12/17 (TBA)

 8,619,796

 2,558,713

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/43

 2,549,097

 1,893,634

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/45

 1,881,681

 5,464,740

 Federal Home Loan Mortgage Corp., 3.0%, 6/1/46

 5,432,773

 3,371,848

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/29

 3,464,663

 1,410,435

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/45

 1,398,417

 1,086,561

 Federal Home Loan Mortgage Corp., 3.0%, 9/1/42

 1,083,366

 4,299,579

 Federal Home Loan Mortgage Corp., 3.0%, 9/1/46

 4,262,924

 2,512,515

 Federal Home Loan Mortgage Corp., 3.5%, 1/1/47

 2,571,349

 2,765,783

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/44

 2,832,778

 8,443,822

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/45

 8,641,548

 7,461,705

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/45

 7,671,495

 1,777,928

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 1,864,906

 139,466

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/44

 142,731

 8,747,750

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/45

 8,964,121

 7,406,268

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 7,580,590

 4,103,451

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/46

 4,199,540

 12,196,301

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/46

 12,539,326

 329,718

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/26

 343,922

 3,605,545

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 3,689,974

 4,433,548

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/46

 4,537,366

 1,815,504

 Federal Home Loan Mortgage Corp., 3.5%, 4/1/42

 1,864,989

 898,270

 Federal Home Loan Mortgage Corp., 3.5%, 4/1/45

 919,305

 7,404,780

 Federal Home Loan Mortgage Corp., 3.5%, 5/1/46

 7,579,103

 8,682,391

 Federal Home Loan Mortgage Corp., 3.5%, 6/1/45

 8,926,494

 7,972,917

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/44

 8,174,031

 248,552

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/45

 255,723

 7,436,510

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/46

 7,658,230

 3,165,765

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/43

 3,252,003

 909,318

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/44

 931,956

 11,043,928

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 11,338,428

 10,505,525

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 10,792,778

 679,858

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/44

 698,960

 1,950,638

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 2,048,499

 2,045,554

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/46

 2,147,271

 5,599,487

 Federal Home Loan Mortgage Corp., 4.0%, 10/1/42

 5,892,304

 250,016

 Federal Home Loan Mortgage Corp., 4.0%, 10/1/46

 262,448

 10,976,965

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/41

 11,673,725

 119,723

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/42

 125,920

 1,729,989

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 1,816,014

 6,243,076

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/45

 6,553,516

 615,474

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 649,393

 6,429,546

 Federal Home Loan Mortgage Corp., 4.0%, 3/1/46

 6,749,259

 12,410,000

 Federal Home Loan Mortgage Corp., 4.0%, 3/1/47

 13,027,094

 1,676,890

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/45

 1,760,274

 5,770,369

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 6,057,304

 605,800

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/46

 635,924

 285,094

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/46

 299,270

 332,154

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/42

 348,709

 5,322,704

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/44

 5,587,378

 5,129,522

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/46

 5,384,591

 140,350

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/42

 147,841

 7,737,172

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 8,121,907

 1,983,378

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 2,092,634

 1,622,239

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,711,535

 1,212,546

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,276,696

 6,760,002

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/46

 7,096,147

 6,795,972

 Federal Home Loan Mortgage Corp., 4.0%, 8/1/46

 7,133,906

 3,114,204

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 3,269,059

 7,649,868

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 8,054,719

 187,684

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 194,858

 3,299,764

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 3,549,303

 204,203

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 218,660

 80,160

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 82,487

 4,680,404

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 5,020,595

 1,948,907

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 2,094,437

 506,098

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 530,388

 353,322

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 384,560

 12,401

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 13,576

 15,378

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 16,138

 165,888

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 180,486

 361,946

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 393,796

 10,398

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 11,559

 10,581

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 11,721

 107,440

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 121,039

 29,344

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 32,746

 85,523

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 87,118

 1,242,416

 Federal Home Loan Mortgage Corp., 5.5%, 6/1/41

 1,378,117

 132,840

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 147,214

 221,478

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 248,941

 99,344

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 113,266

 47,456

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 53,573

 35,882

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 40,507

 30,474

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 34,762

 77,403

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 87,379

 16,177

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 18,364

 34,305

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 38,940

 115,167

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 130,010

 120,796

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 136,365

 8,973

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 10,130

 38,368

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 43,573

 4,654

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 5,320

 51,654

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 59,159

 155,599

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 177,996

 36,660

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 41,385

 33,837

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 38,198

 161,202

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 182,058

 1,607

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 1,608

 143,222

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 162,361

 453,608

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 517,444

 85,203

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 96,184

 108,752

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 122,769

 34,095

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 38,489

 13,172

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 14,980

 99,158

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 112,725

 4,280

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 4,832

 94,422

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 106,595

 108,717

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 124,007

 159

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 177

 249

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 277

 38,491

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 44,807

 332

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 370

 3,418

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 3,803

 481

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 535

 5,376

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 5,981

 7,395

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 8,227

 5,224

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 5,811

 196

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 218

 10,656

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 11,984

 729

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 812

 4,024

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 4,476

 74,344

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 81,012

 2,819

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 3,299

 3,175

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 3,183

 11,677

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 11,707

 88,597

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 94,414

 244,414

 Federal National Mortgage Association, 2.5%, 4/1/45

 233,085

 514,045

 Federal National Mortgage Association, 3.0%, 12/1/21

 527,542

 1,501,977

 Federal National Mortgage Association, 3.0%, 4/1/31

 1,541,412

 7,516,959

 Federal National Mortgage Association, 3.5%, 7/1/46

 7,693,533

 6,239,325

 Federal National Mortgage Association, 4.0%, 10/1/45

 6,546,482

 322,034

 Federal National Mortgage Association, 4.0%, 11/1/34

 340,991

 833,422

 Federal National Mortgage Association, 5.0%, 8/1/40

 911,340

 864,881

 Government National Mortgage Association I, 3.5%, 1/15/44

 899,813

 12,994,054

 Government National Mortgage Association I, 3.5%, 1/15/45

 13,478,149

 1,776,380

 Government National Mortgage Association I, 3.5%, 10/15/42

 1,846,520

 10,157,757

 Government National Mortgage Association I, 3.5%, 11/15/41

 10,557,083

 8,694,386

 Government National Mortgage Association I, 3.5%, 7/15/42

 9,033,599

 3,127,767

 Government National Mortgage Association I, 3.5%, 8/15/46

 3,245,974

 24,400

 Government National Mortgage Association I, 4.0%, 1/15/41

 25,799

 84,927

 Government National Mortgage Association I, 4.0%, 1/15/41

 89,721

 1,546,193

 Government National Mortgage Association I, 4.0%, 1/15/45

 1,632,901

 511,952

 Government National Mortgage Association I, 4.0%, 1/15/45

 543,676

 1,829,257

 Government National Mortgage Association I, 4.0%, 1/15/45

 1,931,838

 2,611,807

 Government National Mortgage Association I, 4.0%, 1/15/45

 2,758,272

 7,597

 Government National Mortgage Association I, 4.0%, 10/15/40

 8,045

 7,234

 Government National Mortgage Association I, 4.0%, 10/15/41

 7,647

 5,599

 Government National Mortgage Association I, 4.0%, 10/15/41

 5,913

 141,793

 Government National Mortgage Association I, 4.0%, 10/15/44

 149,744

 11,841

 Government National Mortgage Association I, 4.0%, 11/15/40

 12,509

 39,335

 Government National Mortgage Association I, 4.0%, 11/15/40

 41,541

 5,450

 Government National Mortgage Association I, 4.0%, 11/15/41

 5,763

 4,230

 Government National Mortgage Association I, 4.0%, 11/15/41

 4,467

 25,992

 Government National Mortgage Association I, 4.0%, 11/15/43

 27,565

 566,067

 Government National Mortgage Association I, 4.0%, 11/15/44

 597,811

 7,293

 Government National Mortgage Association I, 4.0%, 12/15/41

 7,709

 2,317,999

 Government National Mortgage Association I, 4.0%, 12/15/44

 2,447,989

 10,114

 Government National Mortgage Association I, 4.0%, 2/15/41

 10,714

 30,713

 Government National Mortgage Association I, 4.0%, 2/15/42

 32,516

 217,005

 Government National Mortgage Association I, 4.0%, 2/15/42

 229,175

 2,294,712

 Government National Mortgage Association I, 4.0%, 2/15/45

 2,423,395

 1,308,775

 Government National Mortgage Association I, 4.0%, 2/15/45

 1,382,169

 1,124,764

 Government National Mortgage Association I, 4.0%, 3/15/44

 1,187,839

 4,791,710

 Government National Mortgage Association I, 4.0%, 3/15/44

 5,060,420

 345,587

 Government National Mortgage Association I, 4.0%, 3/15/44

 364,966

 14,745

 Government National Mortgage Association I, 4.0%, 3/15/44

 15,572

 207,903

 Government National Mortgage Association I, 4.0%, 3/15/45

 219,562

 2,764,160

 Government National Mortgage Association I, 4.0%, 3/15/45

 2,919,169

 3,153,694

 Government National Mortgage Association I, 4.0%, 4/15/44

 3,330,547

 9,604

 Government National Mortgage Association I, 4.0%, 4/15/44

 10,143

 35,112

 Government National Mortgage Association I, 4.0%, 4/15/44

 37,081

 4,483,095

 Government National Mortgage Association I, 4.0%, 4/15/45

 4,736,249

 7,826

 Government National Mortgage Association I, 4.0%, 5/15/39

 8,265

 2,261,717

 Government National Mortgage Association I, 4.0%, 5/15/45

 2,388,550

 4,852

 Government National Mortgage Association I, 4.0%, 6/15/39

 5,124

 70,505

 Government National Mortgage Association I, 4.0%, 6/15/41

 74,459

 6,592,838

 Government National Mortgage Association I, 4.0%, 6/15/45

 6,962,553

 169,649

 Government National Mortgage Association I, 4.0%, 7/15/41

 179,639

 817,795

 Government National Mortgage Association I, 4.0%, 7/15/45

 863,978

 8,327

 Government National Mortgage Association I, 4.0%, 8/15/40

 8,818

 284,895

 Government National Mortgage Association I, 4.0%, 8/15/40

 301,107

 1,410,446

 Government National Mortgage Association I, 4.0%, 8/15/43

 1,489,542

 482,795

 Government National Mortgage Association I, 4.0%, 8/15/44

 509,870

 723,483

 Government National Mortgage Association I, 4.0%, 8/15/45

 768,417

 7,431

 Government National Mortgage Association I, 4.0%, 9/15/40

 7,869

 98,503

 Government National Mortgage Association I, 4.0%, 9/15/40

 104,054

 4,739

 Government National Mortgage Association I, 4.0%, 9/15/41

 5,005

 475,254

 Government National Mortgage Association I, 4.0%, 9/15/41

 501,905

 3,175,964

 Government National Mortgage Association I, 4.0%, 9/15/44

 3,354,066

 71,542

 Government National Mortgage Association I, 4.0%, 9/15/44

 75,554

 804,044

 Government National Mortgage Association I, 4.0%, 9/15/44

 849,133

 414,348

 Government National Mortgage Association I, 4.0%, 9/15/44

 437,584

 303,467

 Government National Mortgage Association I, 4.0%, 9/15/44

 320,485

 415,036

 Government National Mortgage Association I, 4.5%, 1/15/40

 447,493

 186,298

 Government National Mortgage Association I, 4.5%, 10/15/33

 200,556

 159,818

 Government National Mortgage Association I, 4.5%, 10/15/33

 170,794

 113,518

 Government National Mortgage Association I, 4.5%, 10/15/35

 121,311

 1,138,966

 Government National Mortgage Association I, 4.5%, 10/15/40

 1,220,104

 12,874

 Government National Mortgage Association I, 4.5%, 12/15/19

 13,286

 1,063,542

 Government National Mortgage Association I, 4.5%, 12/15/39

 1,139,801

 34,972

 Government National Mortgage Association I, 4.5%, 2/15/34

 37,515

 58,750

 Government National Mortgage Association I, 4.5%, 3/15/35

 62,767

 16,246

 Government National Mortgage Association I, 4.5%, 3/15/35

 17,356

 6,231

 Government National Mortgage Association I, 4.5%, 4/15/18

 6,341

 24,134

 Government National Mortgage Association I, 4.5%, 4/15/20

 25,115

 203,779

 Government National Mortgage Association I, 4.5%, 4/15/35

 219,204

 21,045

 Government National Mortgage Association I, 4.5%, 4/15/35

 22,483

 93,120

 Government National Mortgage Association I, 4.5%, 4/15/38

 99,486

 560,172

 Government National Mortgage Association I, 4.5%, 4/15/41

 600,353

 1,081,335

 Government National Mortgage Association I, 4.5%, 5/15/41

 1,156,811

 22,911

 Government National Mortgage Association I, 4.5%, 6/15/19

 23,525

 218,652

 Government National Mortgage Association I, 4.5%, 6/15/25

 230,954

 994,418

 Government National Mortgage Association I, 4.5%, 6/15/41

 1,064,363

 76,731

 Government National Mortgage Association I, 4.5%, 7/15/33

 82,448

 370,006

 Government National Mortgage Association I, 4.5%, 7/15/41

 395,887

 5,514

 Government National Mortgage Association I, 4.5%, 8/15/19

 5,664

 1,031,926

 Government National Mortgage Association I, 4.5%, 8/15/41

 1,103,389

 196,052

 Government National Mortgage Association I, 4.5%, 9/15/33

 212,572

 20,423

 Government National Mortgage Association I, 4.5%, 9/15/35

 21,895

 256,846

 Government National Mortgage Association I, 4.5%, 9/15/40

 276,418

 41,632

 Government National Mortgage Association I, 5.0%, 10/15/18

 43,661

 24,729

 Government National Mortgage Association I, 5.0%, 2/15/19

 26,043

 93,698

 Government National Mortgage Association I, 5.0%, 4/15/34

 103,532

 422,003

 Government National Mortgage Association I, 5.0%, 4/15/35

 471,226

 41,253

 Government National Mortgage Association I, 5.0%, 7/15/19

 43,796

 498

 Government National Mortgage Association I, 5.0%, 7/15/19

 526

 78,824

 Government National Mortgage Association I, 5.0%, 7/15/33

 86,653

 213,602

 Government National Mortgage Association I, 5.0%, 7/15/40

 234,912

 76,293

 Government National Mortgage Association I, 5.0%, 9/15/33

 84,861

 50,975

 Government National Mortgage Association I, 5.5%, 1/15/29

 56,793

 127,435

 Government National Mortgage Association I, 5.5%, 1/15/35

 143,698

 5,162

 Government National Mortgage Association I, 5.5%, 10/15/17

 5,177

 12,238

 Government National Mortgage Association I, 5.5%, 10/15/17

 12,305

 29,905

 Government National Mortgage Association I, 5.5%, 10/15/19

 30,716

 62,291

 Government National Mortgage Association I, 5.5%, 10/15/33

 70,545

 67,540

 Government National Mortgage Association I, 5.5%, 10/15/33

 76,036

 36,029

 Government National Mortgage Association I, 5.5%, 10/15/34

 40,172

 78,112

 Government National Mortgage Association I, 5.5%, 10/15/35

 87,114

 171,879

 Government National Mortgage Association I, 5.5%, 10/15/35

 193,819

 16,394

 Government National Mortgage Association I, 5.5%, 11/15/18

 16,683

 161,921

 Government National Mortgage Association I, 5.5%, 11/15/19

 166,454

 396,926

 Government National Mortgage Association I, 5.5%, 11/15/34

 446,910

 9,268

 Government National Mortgage Association I, 5.5%, 12/15/18

 9,423

 28,567

 Government National Mortgage Association I, 5.5%, 2/15/18

 28,738

 25,736

 Government National Mortgage Association I, 5.5%, 2/15/18

 25,984

 31,108

 Government National Mortgage Association I, 5.5%, 2/15/35

 35,085

 38,685

 Government National Mortgage Association I, 5.5%, 2/15/35

 43,100

 41,200

 Government National Mortgage Association I, 5.5%, 2/15/37

 46,286

 1,011

 Government National Mortgage Association I, 5.5%, 4/15/19

 1,033

 9,384

 Government National Mortgage Association I, 5.5%, 4/15/19

 9,492

 7,615

 Government National Mortgage Association I, 5.5%, 6/15/18

 7,655

 12,467

 Government National Mortgage Association I, 5.5%, 6/15/33

 14,059

 65,521

 Government National Mortgage Association I, 5.5%, 6/15/35

 73,004

 68,329

 Government National Mortgage Association I, 5.5%, 7/15/33

 77,077

 72,865

 Government National Mortgage Association I, 5.5%, 7/15/33

 82,197

 343,430

 Government National Mortgage Association I, 5.5%, 7/15/34

 386,581

 466,806

 Government National Mortgage Association I, 5.5%, 7/15/35

 541,622

 59,717

 Government National Mortgage Association I, 5.5%, 8/15/19

 61,002

 74,035

 Government National Mortgage Association I, 5.5%, 8/15/19

 75,971

 177,205

 Government National Mortgage Association I, 5.5%, 8/15/33

 199,940

 20,661

 Government National Mortgage Association I, 5.5%, 8/15/33

 23,266

 32,497

 Government National Mortgage Association I, 5.5%, 8/15/33

 36,658

 81,530

 Government National Mortgage Association I, 5.5%, 9/15/19

 83,609

 97,804

 Government National Mortgage Association I, 5.5%, 9/15/33

 108,982

 62,574

 Government National Mortgage Association I, 5.5%, 9/15/33

 70,325

 15,508

 Government National Mortgage Association I, 5.72%, 4/15/29

 17,368

 6,166

 Government National Mortgage Association I, 6.0%, 1/15/19

 6,206

 13,865

 Government National Mortgage Association I, 6.0%, 1/15/24

 15,690

 35,112

 Government National Mortgage Association I, 6.0%, 1/15/33

 39,763

 34,741

 Government National Mortgage Association I, 6.0%, 1/15/33

 39,972

 168,275

 Government National Mortgage Association I, 6.0%, 1/15/33

 194,926

 7,186

 Government National Mortgage Association I, 6.0%, 10/15/28

 8,171

 11,245

 Government National Mortgage Association I, 6.0%, 10/15/32

 12,730

 40,422

 Government National Mortgage Association I, 6.0%, 10/15/32

 46,807

 34,788

 Government National Mortgage Association I, 6.0%, 10/15/32

 39,398

 40,195

 Government National Mortgage Association I, 6.0%, 10/15/33

 46,152

 82,273

 Government National Mortgage Association I, 6.0%, 10/15/34

 94,988

 64,276

 Government National Mortgage Association I, 6.0%, 10/15/34

 72,895

 252,264

 Government National Mortgage Association I, 6.0%, 10/15/34

 286,463

 124,816

 Government National Mortgage Association I, 6.0%, 10/15/36

 142,586

 27,561

 Government National Mortgage Association I, 6.0%, 11/15/31

 31,615

 7,219

 Government National Mortgage Association I, 6.0%, 11/15/32

 8,173

 6,591

 Government National Mortgage Association I, 6.0%, 11/15/32

 7,462

 131,197

 Government National Mortgage Association I, 6.0%, 11/15/33

 149,150

 106,069

 Government National Mortgage Association I, 6.0%, 11/15/34

 120,849

 41,099

 Government National Mortgage Association I, 6.0%, 11/15/37

 46,555

 146,670

 Government National Mortgage Association I, 6.0%, 12/15/23

 165,881

 140,998

 Government National Mortgage Association I, 6.0%, 12/15/32

 159,617

 394,895

 Government National Mortgage Association I, 6.0%, 12/15/32

 452,228

 86,314

 Government National Mortgage Association I, 6.0%, 12/15/32

 98,651

 12,937

 Government National Mortgage Association I, 6.0%, 12/15/32

 14,812

 218,836

 Government National Mortgage Association I, 6.0%, 12/15/32

 248,041

 198,586

 Government National Mortgage Association I, 6.0%, 12/15/32

 224,852

 13,491

 Government National Mortgage Association I, 6.0%, 12/15/32

 15,287

 63,254

 Government National Mortgage Association I, 6.0%, 2/15/29

 73,299

 93,551

 Government National Mortgage Association I, 6.0%, 2/15/29

 107,830

 32,398

 Government National Mortgage Association I, 6.0%, 2/15/33

 37,325

 84,211

 Government National Mortgage Association I, 6.0%, 2/15/33

 97,848

 24,911

 Government National Mortgage Association I, 6.0%, 2/15/33

 28,208

 144,479

 Government National Mortgage Association I, 6.0%, 2/15/33

 169,511

 70,498

 Government National Mortgage Association I, 6.0%, 2/15/33

 79,776

 21,530

 Government National Mortgage Association I, 6.0%, 3/15/19

 21,818

 1,699

 Government National Mortgage Association I, 6.0%, 3/15/32

 1,957

 385,533

 Government National Mortgage Association I, 6.0%, 3/15/33

 456,864

 173,385

 Government National Mortgage Association I, 6.0%, 3/15/33

 197,717

 53,767

 Government National Mortgage Association I, 6.0%, 3/15/33

 61,164

 43,486

 Government National Mortgage Association I, 6.0%, 3/15/33

 50,298

 97,929

 Government National Mortgage Association I, 6.0%, 3/15/33

 113,416

 147,669

 Government National Mortgage Association I, 6.0%, 3/15/33

 170,992

 248,034

 Government National Mortgage Association I, 6.0%, 3/15/33

 286,890

 112,709

 Government National Mortgage Association I, 6.0%, 3/15/33

 130,258

 180,593

 Government National Mortgage Association I, 6.0%, 3/15/34

 213,659

 366

 Government National Mortgage Association I, 6.0%, 4/15/18

 367

 43,251

 Government National Mortgage Association I, 6.0%, 4/15/28

 49,794

 31,722

 Government National Mortgage Association I, 6.0%, 4/15/33

 36,024

 17,273

 Government National Mortgage Association I, 6.0%, 4/15/33

 19,558

 44,902

 Government National Mortgage Association I, 6.0%, 4/15/33

 51,238

 706

 Government National Mortgage Association I, 6.0%, 5/15/17

 706

 570

 Government National Mortgage Association I, 6.0%, 5/15/17

 571

 150,416

 Government National Mortgage Association I, 6.0%, 5/15/33

 175,296

 18,566

 Government National Mortgage Association I, 6.0%, 5/15/33

 21,014

 104

 Government National Mortgage Association I, 6.0%, 6/15/17

 104

 108,163

 Government National Mortgage Association I, 6.0%, 6/15/31

 122,592

 10,800

 Government National Mortgage Association I, 6.0%, 6/15/33

 12,442

 65,506

 Government National Mortgage Association I, 6.0%, 6/15/34

 75,880

 6,805

 Government National Mortgage Association I, 6.0%, 8/15/32

 7,884

 36,241

 Government National Mortgage Association I, 6.0%, 8/15/34

 41,187

 131,113

 Government National Mortgage Association I, 6.0%, 8/15/34

 148,368

 236,102

 Government National Mortgage Association I, 6.0%, 8/15/36

 269,660

 65,733

 Government National Mortgage Association I, 6.0%, 8/15/38

 74,415

 30,331

 Government National Mortgage Association I, 6.0%, 9/15/19

 30,592

 203,444

 Government National Mortgage Association I, 6.0%, 9/15/28

 235,367

 233,730

 Government National Mortgage Association I, 6.0%, 9/15/32

 264,932

 59,775

 Government National Mortgage Association I, 6.0%, 9/15/32

 68,459

 92,004

 Government National Mortgage Association I, 6.0%, 9/15/32

 104,169

 57,456

 Government National Mortgage Association I, 6.0%, 9/15/33

 66,519

 17,231

 Government National Mortgage Association I, 6.0%, 9/15/33

 19,794

 16,038

 Government National Mortgage Association I, 6.0%, 9/15/33

 18,152

 65,493

 Government National Mortgage Association I, 6.0%, 9/15/34

 74,517

 26,668

 Government National Mortgage Association I, 6.0%, 9/15/34

 30,893

 157,179

 Government National Mortgage Association I, 6.0%, 9/15/34

 182,137

 811,572

 Government National Mortgage Association I, 6.0%, 9/15/35

 942,781

 23,328

 Government National Mortgage Association I, 6.5%, 1/15/29

 26,458

 26,614

 Government National Mortgage Association I, 6.5%, 1/15/32

 30,185

 83,435

 Government National Mortgage Association I, 6.5%, 1/15/32

 95,055

 359,633

 Government National Mortgage Association I, 6.5%, 1/15/33

 418,917

 3,461

 Government National Mortgage Association I, 6.5%, 1/15/33

 3,990

 8,787

 Government National Mortgage Association I, 6.5%, 1/15/34

 9,966

 524

 Government National Mortgage Association I, 6.5%, 1/15/35

 559

 23,659

 Government National Mortgage Association I, 6.5%, 10/15/24

 26,432

 16,356

 Government National Mortgage Association I, 6.5%, 10/15/28

 18,550

 4,012

 Government National Mortgage Association I, 6.5%, 10/15/28

 4,550

 20,234

 Government National Mortgage Association I, 6.5%, 10/15/31

 22,949

 82,640

 Government National Mortgage Association I, 6.5%, 10/15/31

 93,728

 6,189

 Government National Mortgage Association I, 6.5%, 10/15/31

 7,020

 74,604

 Government National Mortgage Association I, 6.5%, 10/15/32

 84,614

 1,659

 Government National Mortgage Association I, 6.5%, 10/15/33

 1,881

 43,856

 Government National Mortgage Association I, 6.5%, 11/15/31

 49,740

 5,051

 Government National Mortgage Association I, 6.5%, 11/15/31

 5,728

 55,284

 Government National Mortgage Association I, 6.5%, 11/15/32

 64,791

 344,390

 Government National Mortgage Association I, 6.5%, 12/15/32

 405,963

 7,513

 Government National Mortgage Association I, 6.5%, 2/15/28

 8,521

 6,167

 Government National Mortgage Association I, 6.5%, 2/15/29

 6,994

 18,828

 Government National Mortgage Association I, 6.5%, 2/15/29

 21,354

 1,099

 Government National Mortgage Association I, 6.5%, 2/15/29

 1,247

 29,232

 Government National Mortgage Association I, 6.5%, 2/15/32

 33,154

 18,828

 Government National Mortgage Association I, 6.5%, 2/15/32

 21,991

 41,610

 Government National Mortgage Association I, 6.5%, 2/15/32

 48,907

 8,351

 Government National Mortgage Association I, 6.5%, 2/15/32

 9,472

 14,796

 Government National Mortgage Association I, 6.5%, 2/15/32

 16,781

 7,541

 Government National Mortgage Association I, 6.5%, 2/15/34

 8,552

 64,278

 Government National Mortgage Association I, 6.5%, 3/15/29

 72,902

 13,247

 Government National Mortgage Association I, 6.5%, 3/15/29

 15,024

 8,246

 Government National Mortgage Association I, 6.5%, 3/15/29

 9,353

 80,762

 Government National Mortgage Association I, 6.5%, 3/15/29

 91,597

 5,096

 Government National Mortgage Association I, 6.5%, 3/15/31

 5,780

 82,092

 Government National Mortgage Association I, 6.5%, 3/15/32

 93,106

 15,704

 Government National Mortgage Association I, 6.5%, 3/15/32

 17,811

 8,146

 Government National Mortgage Association I, 6.5%, 4/15/28

 9,239

 37,045

 Government National Mortgage Association I, 6.5%, 4/15/28

 42,015

 64,018

 Government National Mortgage Association I, 6.5%, 4/15/31

 75,025

 70,002

 Government National Mortgage Association I, 6.5%, 4/15/32

 82,003

 6,895

 Government National Mortgage Association I, 6.5%, 4/15/32

 7,821

 9,381

 Government National Mortgage Association I, 6.5%, 4/15/32

 10,639

 13,246

 Government National Mortgage Association I, 6.5%, 4/15/32

 15,023

 12,959

 Government National Mortgage Association I, 6.5%, 4/15/33

 14,698

 40,377

 Government National Mortgage Association I, 6.5%, 4/15/35

 45,794

 3,296

 Government National Mortgage Association I, 6.5%, 5/15/29

 3,738

 4,640

 Government National Mortgage Association I, 6.5%, 5/15/29

 5,262

 61,915

 Government National Mortgage Association I, 6.5%, 5/15/29

 71,602

 38,732

 Government National Mortgage Association I, 6.5%, 5/15/31

 43,929

 17,594

 Government National Mortgage Association I, 6.5%, 5/15/31

 20,634

 16,076

 Government National Mortgage Association I, 6.5%, 5/15/31

 18,466

 15,024

 Government National Mortgage Association I, 6.5%, 5/15/32

 17,503

 4,617

 Government National Mortgage Association I, 6.5%, 5/15/32

 5,236

 5,702

 Government National Mortgage Association I, 6.5%, 5/15/32

 6,467

 11,437

 Government National Mortgage Association I, 6.5%, 5/15/32

 12,971

 31,088

 Government National Mortgage Association I, 6.5%, 5/15/33

 35,259

 1,365

 Government National Mortgage Association I, 6.5%, 6/15/17

 1,366

 8,876

 Government National Mortgage Association I, 6.5%, 6/15/28

 10,256

 25,471

 Government National Mortgage Association I, 6.5%, 6/15/29

 28,888

 7,329

 Government National Mortgage Association I, 6.5%, 6/15/31

 8,312

 10,234

 Government National Mortgage Association I, 6.5%, 6/15/32

 11,607

 13,477

 Government National Mortgage Association I, 6.5%, 6/15/32

 15,285

 13,003

 Government National Mortgage Association I, 6.5%, 6/15/32

 14,747

 111,432

 Government National Mortgage Association I, 6.5%, 6/15/34

 126,382

 6,491

 Government National Mortgage Association I, 6.5%, 6/15/35

 7,362

 24,472

 Government National Mortgage Association I, 6.5%, 7/15/31

 27,755

 10,091

 Government National Mortgage Association I, 6.5%, 7/15/32

 11,445

 127,376

 Government National Mortgage Association I, 6.5%, 7/15/32

 150,351

 8,856

 Government National Mortgage Association I, 6.5%, 7/15/32

 10,045

 16,274

 Government National Mortgage Association I, 6.5%, 7/15/32

 18,457

 18,207

 Government National Mortgage Association I, 6.5%, 7/15/35

 20,650

 64,264

 Government National Mortgage Association I, 6.5%, 7/15/35

 72,886

 6,931

 Government National Mortgage Association I, 6.5%, 8/15/28

 7,861

 50,338

 Government National Mortgage Association I, 6.5%, 8/15/31

 57,092

 45,165

 Government National Mortgage Association I, 6.5%, 8/15/32

 51,225

 3,803

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,313

 40,531

 Government National Mortgage Association I, 6.5%, 8/15/32

 47,384

 18,415

 Government National Mortgage Association I, 6.5%, 9/15/31

 20,885

 18,657

 Government National Mortgage Association I, 6.5%, 9/15/32

 21,370

 42,506

 Government National Mortgage Association I, 6.5%, 9/15/32

 48,209

 39,519

 Government National Mortgage Association I, 6.5%, 9/15/32

 44,821

 4,016

 Government National Mortgage Association I, 6.5%, 9/15/34

 4,555

 5,260

 Government National Mortgage Association I, 6.75%, 4/15/26

 5,965

 17,733

 Government National Mortgage Association I, 7.0%, 1/15/28

 19,482

 43,223

 Government National Mortgage Association I, 7.0%, 1/15/31

 43,828

 6,848

 Government National Mortgage Association I, 7.0%, 10/15/31

 7,059

 9,171

 Government National Mortgage Association I, 7.0%, 11/15/26

 10,552

 15,540

 Government National Mortgage Association I, 7.0%, 11/15/28

 18,225

 45,675

 Government National Mortgage Association I, 7.0%, 11/15/28

 51,725

 56,181

 Government National Mortgage Association I, 7.0%, 11/15/29

 62,151

 8,220

 Government National Mortgage Association I, 7.0%, 11/15/31

 8,632

 10,261

 Government National Mortgage Association I, 7.0%, 12/15/30

 11,276

 3,541

 Government National Mortgage Association I, 7.0%, 12/15/30

 3,718

 38,798

 Government National Mortgage Association I, 7.0%, 12/15/30

 39,575

 36,412

 Government National Mortgage Association I, 7.0%, 12/15/30

 42,992

 17,637

 Government National Mortgage Association I, 7.0%, 2/15/28

 19,135

 12,944

 Government National Mortgage Association I, 7.0%, 3/15/28

 13,305

 10,413

 Government National Mortgage Association I, 7.0%, 3/15/31

 10,987

 53,374

 Government National Mortgage Association I, 7.0%, 3/15/32

 58,942

 12,460

 Government National Mortgage Association I, 7.0%, 4/15/28

 13,523

 22,769

 Government National Mortgage Association I, 7.0%, 4/15/29

 23,559

 26,343

 Government National Mortgage Association I, 7.0%, 4/15/29

 28,737

 45,449

 Government National Mortgage Association I, 7.0%, 4/15/32

 50,528

 37,401

 Government National Mortgage Association I, 7.0%, 5/15/29

 39,246

 8,196

 Government National Mortgage Association I, 7.0%, 5/15/31

 8,635

 81,358

 Government National Mortgage Association I, 7.0%, 5/15/32

 98,247

 20,575

 Government National Mortgage Association I, 7.0%, 6/15/27

 23,725

 4,333

 Government National Mortgage Association I, 7.0%, 6/15/29

 4,344

 27,793

 Government National Mortgage Association I, 7.0%, 6/15/31

 32,366

 24,823

 Government National Mortgage Association I, 7.0%, 7/15/25

 27,596

 5,565

 Government National Mortgage Association I, 7.0%, 7/15/28

 5,580

 17,389

 Government National Mortgage Association I, 7.0%, 7/15/28

 19,491

 11,267

 Government National Mortgage Association I, 7.0%, 7/15/29

 12,673

 3,276

 Government National Mortgage Association I, 7.0%, 7/15/31

 3,839

 19,679

 Government National Mortgage Association I, 7.0%, 8/15/23

 21,110

 1,337

 Government National Mortgage Association I, 7.0%, 8/15/28

 1,517

 153,212

 Government National Mortgage Association I, 7.0%, 8/15/31

 183,334

 58,942

 Government National Mortgage Association I, 7.0%, 9/15/24

 66,020

 34,552

 Government National Mortgage Association I, 7.0%, 9/15/31

 38,156

 12,694

 Government National Mortgage Association I, 7.0%, 9/15/31

 13,445

 33,027

 Government National Mortgage Association I, 7.5%, 10/15/23

 35,984

 46,081

 Government National Mortgage Association I, 7.5%, 10/15/27

 51,754

 5,955

 Government National Mortgage Association I, 7.5%, 10/15/29

 6,224

 12,565

 Government National Mortgage Association I, 7.5%, 10/15/29

 14,026

 4,008

 Government National Mortgage Association I, 7.5%, 12/15/25

 4,140

 44,155

 Government National Mortgage Association I, 7.5%, 12/15/31

 46,447

 1,676

 Government National Mortgage Association I, 7.5%, 2/15/26

 1,740

 14,620

 Government National Mortgage Association I, 7.5%, 2/15/27

 16,129

 15,953

 Government National Mortgage Association I, 7.5%, 2/15/31

 16,518

 14,440

 Government National Mortgage Association I, 7.5%, 2/15/31

 14,645

 8,049

 Government National Mortgage Association I, 7.5%, 3/15/23

 8,617

 33,806

 Government National Mortgage Association I, 7.5%, 3/15/27

 39,884

 7,373

 Government National Mortgage Association I, 7.5%, 3/15/31

 7,629

 1,500

 Government National Mortgage Association I, 7.5%, 6/15/24

 1,547

 16,101

 Government National Mortgage Association I, 7.5%, 6/15/29

 17,974

 9,994

 Government National Mortgage Association I, 7.5%, 8/15/25

 10,222

 913

 Government National Mortgage Association I, 7.5%, 8/15/29

 916

 17,207

 Government National Mortgage Association I, 7.5%, 8/15/29

 18,105

 2,780

 Government National Mortgage Association I, 7.5%, 8/15/29

 2,840

 4,832

 Government National Mortgage Association I, 7.5%, 9/15/25

 5,309

 1,564

 Government National Mortgage Association I, 7.5%, 9/15/25

 1,568

 18,856

 Government National Mortgage Association I, 7.5%, 9/15/29

 18,914

 2,231

 Government National Mortgage Association I, 7.75%, 2/15/30

 2,273

 16,707

 Government National Mortgage Association I, 8.25%, 5/15/20

 17,490

 1,634

 Government National Mortgage Association I, 8.5%, 8/15/21

 1,640

 4,884

 Government National Mortgage Association I, 9.0%, 1/15/20

 4,949

 805

 Government National Mortgage Association I, 9.0%, 12/15/19

 849

 1,863

 Government National Mortgage Association I, 9.0%, 6/15/22

 1,919

 200

 Government National Mortgage Association I, 9.0%, 9/15/21

 205

 4,313,991

 Government National Mortgage Association II, 3.0%, 8/20/46

 4,356,898

 13,619,755

 Government National Mortgage Association II, 3.0%, 9/20/46

 13,755,214

 6,936,877

 Government National Mortgage Association II, 3.5%, 1/20/46

 7,200,800

 10,373,287

 Government National Mortgage Association II, 3.5%, 1/20/47

 10,767,953

 10,361,957

 Government National Mortgage Association II, 3.5%, 11/20/46

 10,756,192

 863,580

 Government National Mortgage Association II, 3.5%, 3/20/45

 896,630

 1,752,297

 Government National Mortgage Association II, 3.5%, 3/20/46

 1,831,216

 1,128,176

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,172,618

 1,515,770

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,575,542

 520,404

 Government National Mortgage Association II, 3.5%, 4/20/45

 540,881

 4,416,914

 Government National Mortgage Association II, 3.5%, 8/20/45

 4,584,962

 2,255,078

 Government National Mortgage Association II, 4.0%, 10/20/44

 2,383,506

 9,695,462

 Government National Mortgage Association II, 4.0%, 10/20/46

 10,247,627

 9,544,964

 Government National Mortgage Association II, 4.0%, 7/20/44

 10,088,559

 258,259

 Government National Mortgage Association II, 4.0%, 9/20/44

 272,967

 292,010

 Government National Mortgage Association II, 4.5%, 1/20/35

 314,421

 10,130,128

 Government National Mortgage Association II, 4.5%, 1/20/47

 10,831,984

 2,293,020

 Government National Mortgage Association II, 4.5%, 10/20/44

 2,450,611

 4,920,285

 Government National Mortgage Association II, 4.5%, 11/20/44

 5,258,438

 93,013

 Government National Mortgage Association II, 4.5%, 12/20/34

 100,217

 10,265,460

 Government National Mortgage Association II, 4.5%, 2/20/47

 10,981,552

 48,395

 Government National Mortgage Association II, 4.5%, 3/20/35

 52,116

 1,459,143

 Government National Mortgage Association II, 4.5%, 9/20/41

 1,575,432

 17,924

 Government National Mortgage Association II, 5.0%, 1/20/20

 19,101

 45,822

 Government National Mortgage Association II, 5.0%, 12/20/18

 47,822

 22,482

 Government National Mortgage Association II, 5.0%, 2/20/19

 23,641

 153,219

 Government National Mortgage Association II, 5.5%, 10/20/19

 157,071

 146,285

 Government National Mortgage Association II, 5.5%, 10/20/37

 161,979

 199,209

 Government National Mortgage Association II, 5.5%, 3/20/34

 228,436

 175,711

 Government National Mortgage Association II, 5.5%, 4/20/34

 196,952

 147,343

 Government National Mortgage Association II, 5.75%, 6/20/33

 162,835

 26,462

 Government National Mortgage Association II, 5.9%, 1/20/28

 29,428

 40,211

 Government National Mortgage Association II, 5.9%, 11/20/27

 44,667

 81,462

 Government National Mortgage Association II, 5.9%, 7/20/28

 89,941

 90,623

 Government National Mortgage Association II, 6.0%, 1/20/33

 105,695

 19,771

 Government National Mortgage Association II, 6.0%, 10/20/31

 22,857

 100,561

 Government National Mortgage Association II, 6.0%, 10/20/33

 115,891

 18,457

 Government National Mortgage Association II, 6.0%, 12/20/18

 18,582

 57,330

 Government National Mortgage Association II, 6.0%, 6/20/34

 66,288

 591

 Government National Mortgage Association II, 6.0%, 7/20/17

 592

 8,884

 Government National Mortgage Association II, 6.0%, 7/20/19

 8,945

 85,239

 Government National Mortgage Association II, 6.45%, 1/20/33

 96,519

 44,775

 Government National Mortgage Association II, 6.45%, 11/20/32

 50,683

 48,385

 Government National Mortgage Association II, 6.45%, 7/20/32

 54,773

 23,673

 Government National Mortgage Association II, 6.5%, 1/20/24

 25,500

 44,954

 Government National Mortgage Association II, 6.5%, 10/20/32

 52,535

 2,078

 Government National Mortgage Association II, 6.5%, 2/20/29

 2,394

 824

 Government National Mortgage Association II, 6.5%, 3/20/29

 946

 61,196

 Government National Mortgage Association II, 6.5%, 3/20/34

 72,624

 25,583

 Government National Mortgage Association II, 6.5%, 4/20/29

 29,688

 13,247

 Government National Mortgage Association II, 6.5%, 4/20/31

 15,577

 9,535

 Government National Mortgage Association II, 6.5%, 6/20/31

 11,194

 43,329

 Government National Mortgage Association II, 6.5%, 8/20/28

 50,109

 69,974

 Government National Mortgage Association II, 7.0%, 1/20/29

 82,511

 10,643

 Government National Mortgage Association II, 7.0%, 1/20/31

 12,527

 66,681

 Government National Mortgage Association II, 7.0%, 11/20/28

 77,652

 10,260

 Government National Mortgage Association II, 7.0%, 11/20/31

 12,209

 1,982

 Government National Mortgage Association II, 7.0%, 12/20/30

 2,368

 6,852

 Government National Mortgage Association II, 7.0%, 2/20/29

 8,034

 5,141

 Government National Mortgage Association II, 7.0%, 3/20/31

 6,147

 9,291

 Government National Mortgage Association II, 7.0%, 5/20/26

 10,665

 20,597

 Government National Mortgage Association II, 7.0%, 6/20/28

 24,163

 25,861

 Government National Mortgage Association II, 7.0%, 7/20/31

 30,828

 19,922

 Government National Mortgage Association II, 7.0%, 8/20/27

 23,114

 6,380

 Government National Mortgage Association II, 7.5%, 12/20/30

 7,612

 11,007

 Government National Mortgage Association II, 7.5%, 5/20/30

 13,356

 3,060

 Government National Mortgage Association II, 7.5%, 6/20/30

 3,545

 8,893

 Government National Mortgage Association II, 7.5%, 7/20/30

 10,698

 12,064

 Government National Mortgage Association II, 7.5%, 8/20/30

 14,655

 41

 Government National Mortgage Association II, 8.0%, 5/20/25

 45

 2,414

 Government National Mortgage Association II, 9.0%, 11/20/24

 2,424

 2,305

 Government National Mortgage Association II, 9.0%, 3/20/22

 2,314

 322

 Government National Mortgage Association II, 9.0%, 4/20/22

 324

 414

 Government National Mortgage Association II, 9.0%, 9/20/21

 416

 17,060

 Government National Mortgage Association, 6.5%, 3/15/29

 19,348

 813,343

 Tennessee Valley Authority, 4.929%, 1/15/21

 873,775

 85,000,000

 U.S. Treasury Bills, 4/13/17 (c)

 84,982,899

 63,050,014

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 60,019,073

 71,972,198

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 73,066,103

 1,500,000

 U.S. Treasury Notes, 0.625%, 5/31/17

 1,499,842

 5,200,000

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,220,717

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,558,233,465)

 $

 1,547,951,782

 FOREIGN GOVERNMENT BONDS - 0.2%

 4,550,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 4,701,615

 5,880,000

 Kuwait International Bond, 3.5%, 3/20/27

 5,946,150

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $10,344,469)

 $

 10,647,765

 MUNICIPAL BONDS - 1.3% (e)

 Municipal Development - 0.1%

 4,500,000

 New Jersey Economic Development Authority, 2/15/18 (c)

 $

 4,419,630

 Municipal Education - 0.0% †

 525,000

 Amherst College, 3.794%, 11/1/42

 $

 509,861

 Municipal General - 0.2%

 4,075,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 4,315,018

 1,035,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,115,006

 2,325,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 2,474,567

 2,335,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 2,468,305

 $

 10,372,896

 Higher Municipal Education - 0.5%

 1,025,000

 Baylor University, 4.313%, 3/1/42

 $

 1,052,778

 7,425,000

 Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40

 9,450,763

 1,100,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,358,431

 4,340,000

 New York State Dormitory Authority, 5.0%, 10/1/46

 5,685,140

 1,900,000

 The George Washington University, 1.827%, 9/15/17

 1,903,325

 3,100,000

 University of Virginia, Green Bond Series A, 5.0%, 4/1/45

 3,545,191

 $

 22,995,628

 Municipal Medical - 0.1%

 1,765,000

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 $

 1,943,230

 Municipal School District - 0.1%

 2,800,000

 Frisco Independent School District, 4.0%, 8/15/40

 $

 2,905,280

 1,750,000

 Frisco Independent School District, 4.0%, 8/15/45

 1,803,620

 $

 4,708,900

 Municipal Transportation - 0.2%

 3,220,000

 Fairfax County Economic Development Authority, 2.875%, 4/1/34

 $

 2,829,124

 600,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 626,526

 1,000,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 1,136,930

 2,830,000

 Virginia Commonwealth Transportation Board, 3.0%, 5/15/39

 2,512,729

 $

 7,105,309

 Municipal Obligation - 0.1%

 3,150,000

 State of Texas, 4.0%, 10/1/44

 $

 3,255,210

 1,600,000

 State of Washington, 5.0%, 7/1/30

 1,853,296

 $

 5,108,506

 TOTAL MUNICIPAL BONDS

 (Cost $57,238,936)

 $

 57,163,960

 SENIOR FLOATING RATE LOAN INTERESTS - 3.8% **

 Energy - 0.3%

 Oil & Gas Drilling - 0.2%

 7,165,000

 7.00

 Gavilan Resources LLC, Second Lien Term Loan, 2/23/24

 $

 7,140,281

 Oil & Gas Refining & Marketing - 0.0% †

 567,838

 2.98

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5/25/23

 $

 572,155

 Oil & Gas Storage & Transportation - 0.1%

 1,300,000

 3.73

 Energy Transfer Equity LP, Loan, 2/2/24

 $

 1,298,608

 1,899,455

 6.25

 Gulf Finance LLC, Tranche B Term Loan, 8/17/23

 1,899,455

 $

 3,198,063

 Total Energy

 $

 10,910,499

 Materials - 0.2%

 Commodity Chemicals - 0.0% †

 751,206

 4.65

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 756,768

 Specialty Chemicals - 0.1%

 131,884

 4.27

 Allnex USA, Inc., Term Loan (First Lien), 6/6/23

 $

 132,049

 175,054

 4.27

 Allnex USA, Inc., Term Loan (First Lien) B2, 6/6/23

 175,273

 99,641

 3.98

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 4/19/19

 100,181

 803,840

 5.00

 MacDermid, Inc., Tranche B-4 Term Loan, 10/13/23

 811,628

 597,000

 5.25

 OMNOVA Solutions, Inc., Term B-2 Loan, 8/17/23

 605,209

 391,974

 3.03

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 393,689

 $

 2,218,029

 Construction Materials - 0.1%

 104,012

 4.30

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 104,694

 272,088

 4.30

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 273,874

 891,367

 4.30

 CeramTec GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 897,217

 775,000

 3.75

 Unifrax I LLC, Term Loan (First Lien), 3/30/24

 781,781

 $

 2,057,566

 Metal & Glass Containers - 0.0% †

 510,998

 3.25

 BWAY Holding Co., Term Loan (First Lien), 3/23/24

 $

 510,679

 758,643

 4.75

 BWAY Holding Co., Initial Term Loan (2016), 8/14/23

 758,847

 $

 1,269,526

 Paper Packaging - 0.0% †

 500,000

 3.52

 Berry Plastics Corp., Term J Loan, 1/13/24

 $

 504,062

 Diversified Metals & Mining - 0.0% †

 61,852

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 62,262

 Steel - 0.0% †

 399,000

 4.91

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 404,985

 Paper Products - 0.0% †

 324,173

 4.25

 Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21

 $

 324,983

 Total Materials

 $

 7,598,181

 Capital Goods - 0.5%

 Aerospace & Defense - 0.1%

 997,462

 5.50

 Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21

 $

 998,709

 500,000

 4.03

 B/E Aerospace, Inc., Term Loan, 11/19/21

 502,106

 2,345,590

 3.73

 DigitalGlobe, Inc., Term Loan, 12/22/23

 2,356,340

 1,428,532

 5.65

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 1,451,300

 $

 5,308,455

 Building Products - 0.1%

 425,386

 4.00

 Builders Firstsource, Inc., Term Loan (First Lien), 2/29/24

 $

 425,705

 750,000

 4.25

 Filtration Group, Inc., Term Loan (First Lien), 11/21/20

 757,500

 1,473,448

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,476,580

 1,929,082

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 1,928,480

 $

 4,588,265

 Electrical Components & Equipment - 0.1%

 1,497,250

 3.49

 Dell International LLC, Term Loan, 9/7/23

 $

 1,506,268

 2,012,396

 3.38

 Southwire Co., Term Loan, 1/31/21

 2,030,423

 $

 3,536,691

 Industrial Conglomerates - 0.1%

 1,305,602

 3.00

 Milacron LLC, Term Loan (First Lien), 9/25/23

 $

 1,313,762

 Construction & Farm Machinery & Heavy Trucks - 0.0% †

 742,481

 5.00

 Navistar, Inc., Tranche B Term Loan, 8/7/20

 $

 752,072

 Industrial Machinery - 0.1%

 3,451,545

 5.23

 NN, Inc., Tranche B Term Loan, 10/19/22

 $

 3,457,478

 Trading Companies & Distributors - 0.0% †

 595,508

 4.90

 Nexeo Solutions LLC, Term Loan (First Lien), 6/9/23

 $

 602,951

 438,370

 4.22

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 440,151

 $

 1,043,102

 Total Capital Goods

 $

 19,999,825

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 399,282

 4.65

 Infiltrator Water Technologies LLC, Term B-1 Loan, 5/27/22

 $

 402,277

 897,710

 3.73

 Waste Industries USA, Inc., Term B Loan, 2/27/20

 903,041

 $

 1,305,318

 Security & Alarm Services - 0.0% †

 778,496

 4.01

 Garda World Security Corp., Term B Loan, 11/1/20

 $

 781,577

 199,150

 4.01

 Garda World Security Corp., Term B Loan, 11/8/20

 199,938

 $

 981,515

 Human Resource & Employment Services - 0.0% †

 746,384

 3.03

 On Assignment, Inc., Tranche B-2 Term Loan, 6/5/22

 $

 752,293

 Total Commercial Services & Supplies

 $

 3,039,126

 Transportation - 0.0% †

 Airlines - 0.0% †

 788,000

 3.48

 Delta Air Lines Inc., Term Loan (First Lien), 8/24/22

 $

 796,003

 Total Transportation

 $

 796,003

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 633,594

 3.00

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 640,270

 4,225,000

 3.00

 American Axle & Manufacturing, Inc., Term Loan (First Lien), 3/9/24

 4,237,324

 2,047,918

 5.90

 Electrical Components International, Inc., Loan, 4/17/21

 2,064,557

 1,397,251

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 1,394,631

 4,469,490

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 4,483,457

 1,758,687

 3.73

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,770,778

 1,196,427

 3.62

 Tower Automotive Holdings USA LLC, Term Loan (First Lien), 3/6/24

 1,195,680

 $

 15,786,697

 Tires & Rubber - 0.0% †

 1,396,667

 2.86

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 1,403,650

 Total Automobiles & Components

 $

 17,190,347

 Consumer Durables & Apparel - 0.0% †

 Apparel, Accessories & Luxury Goods - 0.0% †

 374,853

 3.48

 Hanesbrands, Inc., New Term B Loan, 4/15/22

 $

 378,365

 Total Consumer Durables & Apparel

 $

 378,365

 Consumer Services - 0.2%

 Casinos & Gaming - 0.1%

 48,667

 4.15

 Pinnacle Entertainment, Inc., Term Loan (First Lien), 3/30/23

 $

 49,229

 3,347,538

 4.85

 Scientific Games International, Inc., Initial Term B-3 Loan, 10/1/21

 3,393,219

 $

 3,442,448

 Leisure Facilities - 0.0% †

 518,844

 6.00

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 $

 523,708

 1,292,915

 3.24

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 1,307,056

 $

 1,830,764

 Education Services - 0.0% †

 575,248

 3.74

 Bright Horizons Family Solutions, Term Loan (First Lien), 11/3/23

 $

 582,007

 989,924

 4.00

 Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21

 920,630

 989,822

 4.55

 Nord Anglia Education, Initial Term Loan, 3/31/21

 1,000,649

 $

 2,503,286

 Specialized Consumer Services - 0.1%

 768,590

 5.25

 GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21

 $

 771,472

 2,244,361

 5.40

 KC Mergersub, Inc., Term B-1 Loan, 8/13/22

 2,263,532

 $

 3,035,004

 Total Consumer Services

 $

 10,811,502

 Media - 0.3%

 Advertising - 0.0% †

 1,040,789

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 1,038,419

 Broadcasting - 0.0% †

 2,212,334

 3.75

 Univision Communications, Inc., Term Loan (First Lien), 3/15/24

 $

 2,199,544

 Cable & Satellite - 0.1%

 1,660,313

 2.99

 Charter Communications Operating LLC, Term F-1 Loan, 1/3/21

 $

 1,665,630

 720,343

 3.89

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 710,438

 650,000

 3.66

 UPC Financing Partnership, Facility AP, 4/15/25

 652,844

 $

 3,028,912

 Movies & Entertainment - 0.2%

 564,520

 3.66

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 570,165

 407,331

 5.15

 CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22

 411,200

 2,069,600

 3.50

 Live Nation Entertainment, Inc., Term B-2 Loan, 10/27/23

 2,087,374

 893,256

 3.48

 Regal Cinemas Corp., Refinancing Term Loan, 4/1/22

 902,468

 3,187,252

 3.49

 Rovi Solutions Corp., Term B Loan, 7/2/21

 3,202,525

 $

 7,173,732

 Publishing - 0.0% †

 1,442,009

 3.58

 MTL Publishing LLC, Term B-4 Loan, 8/20/22

 $

 1,450,628

 Total Media

 $

 14,891,235

 Retailing - 0.1%

 Specialty Stores - 0.0% †

 1,146,838

 4.02

 PetSmart, Inc., Tranche B-2 Loan, 3/10/22

 $

 1,099,817

 Automotive Retail - 0.1%

 1,378,211

 3.90

 Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 10/28/23

 $

 1,393,716

 2,005,730

 4.61

 CWGS Group LLC, Term Loan, 11/3/23

 2,020,773

 $

 3,414,489

 Homefurnishing Retail - 0.0% †

 1,667,477

 4.54

 Serta Simmons Bedding LLC, Term Loan (First Lien), 10/21/23

 $

 1,677,303

 Total Retailing

 $

 6,191,609

 Food, Beverage & Tobacco - 0.1%

 Agricultural Products - 0.0% †

 1,957,808

 3.51

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,984,092

 Packaged Foods & Meats - 0.1%

 3,552,767

 3.29

 JBS USA, Term Loan (First Lien), 10/30/22

 $

 3,565,720

 488,955

 2.81

 Pinnacle Foods Finance LLC, Initial Term Loan, 1/30/24

 491,792

 $

 4,057,512

 Total Food, Beverage & Tobacco

 $

 6,041,604

 Household & Personal Products - 0.0% †

 Personal Products - 0.0% †

 736,300

 4.48

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 $

 737,834

 507,638

 4.65

 The Nature's Bounty Co., Dollar Term B-1 Loan, 5/5/23

 510,653

 $

 1,248,487

 Total Household & Personal Products

 $

 1,248,487

 Health Care Equipment & Services - 0.4%

 Health Care Supplies - 0.1%

 2,555,000

 4.25

 Kinetic Concepts, Inc., Term Loan B, 2/1/24

 $

 2,556,331

 735,633

 4.40

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22

 738,392

 $

 3,294,723

 Health Care Services - 0.1%

 913,951

 4.31

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 911,666

 182,372

 6.65

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 182,942

 246,702

 3.73

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 249,895

 491,460

 4.90

 MPH Acquisition Holdings LLC, Initial Term Loan, 5/25/23

 498,268

 1,100,000

 3.75

 Team Health, Inc., Term Loan (First Lien), 1/12/24

 1,097,112

 $

 2,939,883

 Health Care Facilities - 0.2%

 1,069,174

 3.90

 CHS, Incremental 2019 Term G Loan, 12/31/19

 $

 1,064,385

 1,967,265

 4.05

 CHS, Incremental 2021 Term H Loan, 1/27/21

 1,941,650

 1,722,196

 4.03

 HCA, Inc., Term Loan (First Lien), 3/10/23

 1,731,480

 629,507

 3.23

 HCA, Inc., Tranche B-8 Term Loan, 2/15/24

 635,409

 543,026

 4.56

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 543,704

 1,166,188

 4.50

 Select Medical Corp., Term Loan (First Lien), 2/13/24

 1,178,579

 1,737,710

 5.00

 Vizient, Inc., Term B-2 Loan, 2/11/23

 1,756,534

 $

 8,851,741

 Health Care Technology - 0.0% †

 1,300,000

 3.75

 Change Healthcare Holdings LLC, Term Loan (First Lien), 2/3/24

 $

 1,303,792

 1,140,000

 2.00

 Quintiles IMS, Inc., Term Loan (First Lien), 3/7/24

 1,148,978

 $

 2,452,770

 Total Health Care Equipment & Services

 $

 17,539,117

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.0% †

 732,737

 3.58

 Alkermes, Inc., 2021 Term Loan, 9/25/19

 $

 740,064

 Pharmaceuticals - 0.1%

 525,218

 5.25

 Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21

 $

 370,279

 725,000

 3.19

 Grifols Worldwide Operations USA, Inc., Tranche B Term Loan, 1/23/25

 727,656

 791,336

 3.90

 Mallinckrodt International Finance, Term Loan (First Lien), 9/24/24

 792,325

 1,326,944

 3.65

 RPI Finance Trust, Term B-5 Term Loan, 10/5/22

 1,332,750

 1,250,000

 2.00

 RPI Finance Trust, Term Loan (First Lien), 3/17/23

 1,255,245

 1,285,748

 5.57

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 1,292,323

 $

 5,770,578

 Life Sciences Tools & Services - 0.1%

 1,240,554

 6.01

 Albany Molecular Research, Inc., Term Loan, 7/14/21

 $

 1,252,960

 2,400,843

 3.75

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 2,429,853

 $

 3,682,813

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,193,455

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0% †

 1,191,485

 3.79

 Fly Funding II Sarl, Loan, 8/9/19

 $

 1,197,939

 Specialized Finance - 0.0% †

 358,059

 3.31

 Restaurant Brands, Term Loan (First Lien), 2/17/24

 $

 359,290

 1,466,018

 3.48

 Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21

 1,479,212

 $

 1,838,502

 Diversified Capital Markets - 0.1%

 1,500,000

 3.73

 Avolon TLB Borrower, Term Loan (First Lien), 1/20/22

 $

 1,522,708

 1,350,000

 3.25

 Restaurant Brands, Term Loan (First Lien), 2/17/24

 1,350,844

 $

 2,873,552

 Total Diversified Financials

 $

 5,909,993

 Insurance - 0.1%

 Insurance Brokers - 0.1%

 1,143,747

 4.65

 NFP Corp., Term B Loan, 12/9/23

 $

 1,156,757

 4,526,252

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 4,538,509

 $

 5,695,266

 Total Insurance

 $

 5,695,266

 Software & Services - 0.2%

 Internet Software & Services - 0.0% †

 1,870,313

 4.53

 Rackspace Hosting, Inc., Term B Loan (First Lien), 10/26/23

 $

 1,886,872

 IT Consulting & Other Services - 0.1%

 698,949

 0.50

 Go Daddy Operating Co LLC, Delayed Draw Term Loan, 2/6/24

 $

 700,522

 526,051

 3.41

 Go Daddy Operating Co LLC, Initial Term Loan, 2/6/24

 527,235

 822,932

 5.40

 Rocket Software, Inc., Term Loan (First Lien), 10/11/23

 832,705

 352,097

 7.00

 TaxAct, Inc., Initial Term Loan, 12/31/22

 355,178

 $

 2,415,640

 Data Processing & Outsourced Services - 0.1%

 917,563

 3.98

 First Data Corp., 2021C New Dollar Term Loan, 3/24/21

 $

 925,306

 1,282,811

 3.98

 First Data Corp., 2022C New Dollar Term Loan, 7/10/22

 1,294,659

 $

 2,219,965

 Application Software - 0.0% †

 748,120

 6.29

 DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23

 $

 737,834

 350,000

 6.40

 STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22

 341,688

 $

 1,079,522

 Systems Software - 0.0% †

 471,578

 5.00

 Sybil Software LLC, Initial Dollar Term Loan, 8/3/22

 $

 475,520

 Total Software & Services

 $

 8,077,519

 Technology Hardware & Equipment - 0.0% †

 Communications Equipment - 0.0% †

 906,239

 3.48

 Ciena Corp., Term Loan (First Lien), 2/25/22

 $

 913,036

 $

 913,036

 Total Technology Hardware & Equipment

 $

 913,036

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.0% †

 1,095,530

 3.40

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 $

 1,104,175

 Semiconductors - 0.1%

 368,594

 3.23

 Microsemi Corp., Closing Date Term B Loan, 12/17/22

 $

 370,974

 1,269,317

 3.23

 On Semiconductor Corp., Term Loan (First Lien), 3/31/23

 1,274,958

 $

 1,645,932

 Total Semiconductors & Semiconductor Equipment

 $

 2,750,107

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 1,143,313

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,151,173

 1,190,082

 3.78

 GCI Holdings, Inc., New Term B Loan (2016), 2/2/22

 1,202,727

 1,200,000

 3.23

 Level 3 Financing Inc., Term Loan (First Lien), 2/17/24

 1,202,700

 $

 3,556,600

 Wireless Telecommunication Services - 0.1%

 1,849,053

 3.98

 Altice US Finance I Corp., 2016 Refinancing Term Loan, 10/25/24

 $

 1,855,986

 1,300,000

 3.50

 Sprint Communications Inc., Term Loan (First Lien), 2/2/24

 1,301,895

 $

 3,157,881

 Total Telecommunication Services

 $

 6,714,481

 Utilities - 0.2%

 Electric Utilities - 0.1%

 1,670,014

 3.03

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 $

 1,676,799

 1,697,747

 5.00

 TPF II Power, LLC, Term Loan, 10/2/21

 1,707,721

 415,194

 3.73

 Vistra Operations Co LLC, Initial Term C Loan, 8/4/23

 414,675

 1,815,915

 3.73

 Vistra Operations Co LLC, Initial Term Loan, 8/4/23

 1,813,645

 $

 5,612,840

 Independent Power Producers & Energy Traders - 0.1%

 1,000,000

 4.25

 Dynegy, Inc., Tranche C-1 Term Loan, 6/27/23

 $

 1,005,188

 1,295,852

 3.23

 NRG Energy, Inc., Term Loan, 6/30/23

 1,302,655

 $

 2,307,843

 Total Utilities

 $

 7,920,683

 Real Estate - 0.1%

 Retail REIT - 0.0% †

 989,924

 4.30

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 997,349

 Specialized REIT - 0.1%

 1,629,385

 4.00

 Uniti Group, Inc., Shortfall Term Loan, 10/24/22

 $

 1,628,359

 Total Real Estate

 $

 2,625,708

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $164,996,573)

 $

 167,436,148

 TEMPORARY CASH INVESTMENTS - 1.9%

 Repurchase Agreements - 0.9%

 16,455,000

 $16,455,000 ScotiaBank, 0.81%, dated 3/31/17 plus accrued interest on 4/3/17 collateralized by the following:

 $11,170 Freddie Mac Giant, 7.0%, 9/1/38

 $60,126 Federal Home Loan Mortgage Corp, 2.594%, 6/1/45

 $3,509,873 Federal National Mortgage Association (ARM), 2.682% - 2.768%, 5/1/38-6/1/42

 $7,614,464 Federal National Mortgage Association, 3.0% - 5.0%, 8/1/33-12/1/46

 $5,589,600 Federal National Mortgage Association, 4.0%, 5/20/46

 $

 16,455,000

 10,975,000

 $10,975,000 TD Securities USA LLC, 0.80%, dated 3/31/17 plus accrued interest on 4/3/17 collateralized by the following:

 $11,194,500 Federal National Mortgage Association, 4.0%, 2/1/47

 10,975,000

 9,915,000

 $9,915,000 TD Securities USA LLC, 0.81%, dated 3/31/17 plus accrued interest on 4/3/17 collateralized by the following:

 $10,113,300 Federal National Mortgage Association, 4.0%, 2/1/47

 9,915,000

 $

 37,345,000

 Commercial Paper - 1.0%

 10,945,000

 Amphenol Corp., Commercial Paper, 4/3/17 (c)

 $

 10,943,995

 9,900,000

 Fed Caisses Desjardins, Commercial Paper, 4/3/17 (c)

 9,899,315

 6,979,000

 Prudential Funding LLC, Commercial Paper, 4/3/17 (c)

 6,978,534

 10,600,000

 1.26

 Sumitomo Mitsui, Floating Rate Note, 11/1/16

 10,600,351

 9,360,000

 Toyota Motor Credit Corp., Commercial Paper, 4/3/17 (c)

 9,359,390

 $

 47,781,585

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $85,127,120)

 $

 85,126,585

 TOTAL INVESTMENT IN SECURITIES - 102.3%

 (Cost $4,481,671,660) (a)

 $

 4,493,538,489

 OTHER ASSETS & LIABILITIES - (2.3)%

 $

 (102,250,310)

 TOTAL NET ASSETS - 100.0%

 $

 4,391,288,179

 REIT

 Real Estate Investment Trust.

 †

 Amount rounds to less than 0.1%.

 (Perpetual)

 Security with no stated maturity date.

 (ARM)

 Adjustable Rate Mortgage

 (Cat Bond)

 Catastrophe or event-linked bond. At March 31, 2017, the value of these securities amounted to $106,233,050 or 2.4% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (TBA)

 “To Be Announced” Securities.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2017, the value of these securities amounted to

$1,155,409,237 or 26.3% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $4,487,980,916 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            51,431,630

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (45,874,057)

 Net unrealized appreciation

 $

              5,557,573

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 (e)

 Consists of Revenue Bonds unless otherwise indicated.

 (f)

 Structured reinsurance investment. At March 31, 2017, the value of these securities amounted to $60,692,901 or 1.3% of total net assets.

 (g)

 Rate to be determined.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - BUY PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received

 Unrealized Depreciation

   (23,690,700)

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 12/20/21

  $          (1,831,702)

  $         (30,420)

  $          (1,831,702)

  $         (30,420)

                                 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                                 (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Preferred Stock

$
25,158,740

$
-

$
-

$
25,158,740

 Asset Backed Securities

-

198,699,559

-

198,699,559

 Collateralized Mortgage Obligations

-

845,937,368

-

845,937,368

 Corporate Bonds

   Diversified Financials

     Other Diversified Financial Services

-

4,895,100

1,360,796

6,255,896

   Insurance

     Reinsurance

-

92,626,805

74,299,146

166,925,951

   All Other Corporate Bonds

-

1,382,234,735

-

1,382,234,735

 U.S. Government Agency Obligations

-

1,547,951,782

-

1,547,951,782

 Foreign Government Bonds

-

10,647,765

-

10,647,765

 Municipal Bonds

-

57,163,960

-

57,163,960

 Senior Floating Rate Loan Interests

-

167,436,148

-

167,436,148

 Commercial Paper

-

47,781,585

-

47,781,585

 Repurchase Agreements

-

37,345,000

-

37,345,000

 Total

$
25,158,740

$
4,392,719,807

$
75,659,942

$
4,493,538,489

 Other Financial Instruments

 Net unrealized depreciation on Futures Contracts

$
(2,304,772
)

$
-

$
-

$
(2,304,772
)

 Net unrealized depreciation on Swap Contracts

-

(30,420
)

-

(30,420
)

 Total Other Financial Instruments

$
(2,304,772
)

$
(30,420
)

$
-

$
(2,335,192
)

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

 Bonds

 Total

 Balance as of 6/30/16

$
61,501,798

$
61,501,798

 Realized gain (loss)1

2,055

2,055

 Change in unrealized appreciation (depreciation)2

3,717,755

3,717,755

 Net purchases

50,436,982

50,436,982

 Net sales

(39,998,648
)

(39,998,648
)

 Transfers in to Level 3*

-

-

 Transfers out of Level 3*

-

-

 Balance as of 3/31/17

$
75,659,942

$
75,659,942

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/17

$
4,394,840

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 26, 2017 * Print the name and title of each signing officer under his or her signature.